UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-24072

ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC

(Exact name of registrant as specified in charter)

One North Wacker Drive, Suite 2700

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Eric R. Mansell

Adams Street Advisors, LLC

One North Wacker Drive, Suite 2700

Chicago, IL 60606

(Name and address of agent for service)

Copies to:

Nicole M. Runyan, P.C.

Brad A. Green, P.C.

Kirkland & Ellis LLP

601 Lexington Avenue

New York, NY 10022

Registrant’s telephone number, including area code: (312) 553-7890

Date of fiscal year end: March 31

Date of reporting period: September 30, 2025

Item 1. Report to Shareholders.

(a)	The semi-annual report (the “Report”) of Adams Street Private Equity Navigator Fund LLC (the “Fund”) for the six-month period ended September 30, 2025 is attached herewith.

Semi-Annual Report

Adams Street Private Equity Navigator Fund LLC

For the Six Months Ended September 30, 2025 (Unaudited)

Adams Street Private Equity Navigator Fund LLC

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Primary Investments - 2.3% (1)(18)
AEA Investors Fund VIII LP *		Buyouts	United States					9/30/2023	$1,043,926	$816,737
Astorg VIII *	(2)	Buyouts	Western Europe					6/30/2023	3,448,453	3,882,215
Madison Dearborn Capital Partners VIII-C, L.P.		Buyouts	United States					6/21/2021	2,865,567	2,922,613
NewView Capital Fund II, L.P. *		Venture Capital	United States					10/18/2021	1,761,646	2,589,278
TA XIV-B L.P.		Buyouts	United States					9/30/2021	862,447	1,023,900

Total Primary Investments									9,982,039	11,234,743

Secondary Investments - 44.8% (1)(18)
ABRY Advanced Securities Fund II, L.P. *	(14)	Debt/Credit	United States					7/8/2021	440	2,729
ABRY Advanced Securities Fund III, L.P. *	(14)	Other	United States					7/8/2021	-	553
ABRY Advanced Securities Fund IV, L.P.	(14)	Debt/Credit	United States					7/8/2021	209,975	226,011
ABRY Heritage Partners, L.P. *	(14)	Buyouts	United States					7/8/2021	58,799	90,188
ABRY Partners IX, L.P. *	(14)	Buyouts	United States					7/8/2021	605,406	751,781
ABRY Partners VI, L.P.	(14)	Buyouts	United States					7/8/2021	2,099	-
ABRY Partners VII, L.P. *	(3)(14)	Buyouts	United States					1/3/2022	74,710	55,986
ABRY Partners VIII, L.P.	(14)	Buyouts	United States					7/8/2021	141,826	96,519
ABRY Senior Equity III, L.P. *	(14)	Debt/Credit	United States					7/8/2021	4,155	-
ABRY Senior Equity IV, L.P. *	(14)	Debt/Credit	United States					7/8/2021	29,368	20,490
ABRY Senior Equity V, L.P.	(14)	Debt/Credit	United States					7/8/2021	181,018	254,425
Accel Europe L.P. *	(7)	Venture Capital	Western Europe					12/31/2024	28,425	42,152
Accel IX L.P. *	(7)	Venture Capital	United States					12/31/2024	56,154	143,452
Accel London II L.P. *	(7)	Venture Capital	Western Europe					12/31/2024	4,427,396	7,553,981
Accel VI-S L.P. *	(3)(7)	Venture Capital	United States					12/31/2024	22,052	35,980
AEA Investors Fund VII LP		Buyouts	United States					6/30/2025	516,203	568,928
AEA Investors Fund VI LP		Buyouts	United States					6/30/2025	293,304	337,889
AKKR Isosceles CV LP	(3)	Buyouts	United States					6/26/2025	6,496,673	6,956,637
Alma Opportunities I	(2)	Buyouts	Western Europe					9/13/2021	1,396,148	1,781,148
American Industrial Partners Capital Fund IV, L.P. *	(7)	Buyouts	United States					12/31/2024	-	9,848
Apollo Credit Opportunity Fund III LP	(14)	Debt/Credit	United States					10/1/2021	-	25
Apollo Overseas Partners IX, L.P.	(14)	Buyouts	United States					10/12/2021	361,691	449,650
Apollo Overseas Partners VIII, L.P.	(14)	Buyouts	United States					10/12/2021	103,197	68,325
Aquiline Financial Services Fund, L.P. *	(7)	Buyouts	United States					12/31/2024	13,955	35,411
Arcline Capital Partners III LP	(3)	Buyouts	United States					6/30/2025	651,601	754,820
Ares Private Credit Solutions (Cayman), L.P.	(14)	Debt/Credit	United States					7/8/2021	21,492	56,986

The accompanying notes are an integral part of these consolidated financial statements.

1

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
ASP Sec Fac 10 LP *	(3)	Buyouts	United States					9/30/2024	$6,382,117	$7,937,877
Astorg Normec Fund	(2)	Buyouts	Western Europe					9/24/2024	750,465	1,016,130
Austin Ventures IX, L.P. *	(7)	Venture Capital	United States					12/31/2024	56,626	-
Bain Capital Distressed and Special Situations 2016 (B), L.P. *	(14)	Debt/Credit	United States					7/9/2021	45,259	91,984
Bain Capital Europe Fund III, L.P. *	(2)(14)	Buyouts	Western Europe					7/13/2021	4,452	115
Bain Capital Middle Market Credit 2014 (A), L.P. *	(14)	Debt/Credit	United States					7/9/2021	19,908	47,654
BayPine Capital Partners Fund I-B, LP		Buyouts	United States					6/30/2025	136,668	176,773
Berkshire Fund IX, L.P.		Buyouts	United States					6/30/2021	2,036,406	2,639,717
Berkshire Fund VI, Limited Partnership *		Buyouts	United States					6/30/2021	41,358	32,355
Berkshire Fund VII, L.P. *		Buyouts	United States					6/30/2021	24,636	28,658
Berkshire Fund VII-A, L.P.	(14)	Buyouts	United States					6/30/2021	8,854	9,766
Berkshire Fund VIII, L.P. *		Buyouts	United States					6/30/2021	3,844,429	1,102,069
Berkshire Fund VIII-A, L.P. *		Buyouts	United States					9/3/2021	326,178	79,868
Berkshire Fund X, L.P. *	(3)	Buyouts	United States					9/30/2021	1,797,563	2,044,693
Broad Street Real Estate Credit Partners II Offshore Feeder Fund, L.P. *	(14)	Debt/Credit	United States					7/21/2021	6,167	557
Cairngorm Capital Partners III Annex, L.P	(2)	Buyouts	Western Europe					6/30/2025	2,035,794	2,318,968
Cairngorm Capital Partners III CoInvest C, L.P.	(2)	Buyouts	Western Europe					6/30/2025	1,066,488	1,143,197
Cairngorm Capital Partners III CoInvest D, L.P.	(2)	Buyouts	Western Europe					6/30/2025	731,304	814,212
Carlyle Asia Partners IV, L.P.	(3)(14)	Buyouts	United States					7/21/2021	121,042	22,565
Carlyle Europe Partners III, L.P. *	(2)(14)	Buyouts	United States					7/21/2021	1,323	1,141
Carlyle Partners V, L.P.	(14)	Buyouts	United States					7/21/2021	-	20,335
Carlyle Strategic Partners III, L.P.	(14)	Other	United States					7/21/2021	29,630	1,534
Carlyle Strategic Partners IV, L.P.	(3)(14)	Buyouts	United States					7/21/2021	270,427	285,933
Carlyle U.S. Equity Opportunity Fund II, L.P.	(3)(14)	Buyouts	United States					7/21/2021	146,537	120,148
Carlyle U.S. Equity Opportunity Fund, L.P. *	(14)	Buyouts	United States					7/21/2021	3,049	995
CIVC SIB CF, L.P. *		Buyouts	The Americas					5/4/2023	3,381,577	4,383,704
Clearlake Capital Partners VII, L.P. *	(3)	Buyouts	United States					7/1/2025	449,954	489,455
Clearstone Venture Partners III-A, L.P. *	(3)(7)	Buyouts	United States					12/31/2024	345,914	3,679,719
Columbia Capital Equity Partners IV (NON-US), L.P. *	(3)(7)	Buyouts	United States					12/31/2024	-	52,201
Columbia Capital Equity Partners IV (QP), L.P. *	(3)(7)	Buyouts	United States					12/31/2024	-	42,086

The accompanying notes are an integral part of these consolidated financial statements.

2

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
Columbia Capital Equity Partners IV (QPCO), L.P. *	(3)(7)	Buyouts	United States					12/31/2024	$-	$313,817
CVC Capital Partners VII (A) L.P.	(2)(11)	Buyouts	Western Europe					3/31/2023	1,909,758	2,108,720
CVC Capital Partners VII (A) L.P.	(2)(10)	Buyouts	Western Europe					3/31/2023	844,526	990,152
CVC Capital Partners VIII (A) L.P.	(2)(11)	Buyouts	Western Europe					3/31/2023	663,044	777,746
CVC Capital Partners VIII (A) L.P.	(2)(10)	Buyouts	Western Europe					3/31/2023	707,721	867,331
CVI Credit Value Fund A V LP		Debt/Credit	United States					7/1/2025	645,570	636,203
Davidson Kempner Long-Term Distressed Opportunities International III LP *	(14)	Debt/Credit	United States					7/12/2021	-	10,217
Davidson Kempner Long-Term Distressed Opportunities International IV LP *	(14)	Debt/Credit	United States					7/12/2021	-	88,473
DPE Continuation Fund I Geschlossene Spezial-Investment GmbH & Co. KG *	(2)(5)	Buyouts	Western Europe					10/12/2022	2,123,044	3,096,609
Energy Capital Partners Mezzanine Opportunities Fund, LP *	(14)	Other	United States					7/8/2021	-	7,650
Escalate Capital I, L.P. *	(3)(7)	Buyouts	United States					12/31/2024	-	512
Flexpoint Fund II LP *		Buyouts	United States					12/29/2023	189,131	206,706
Flexpoint Fund III, L.P. *		Buyouts	United States					12/29/2023	872,618	901,847
Flexpoint Fund IV-B, L.P. *		Buyouts	United States					12/29/2023	1,519,680	2,004,309
Flexential Opportunity LP *	(3)	Buyouts	United States					12/30/2021	451,638	543,965
Flexpoint Overage Fund IV-B, L.P. *		Buyouts	United States					12/29/2023	469,735	542,844
Fortress Credit Opportunities Fund V Expansion (A) LP		Debt/Credit	United States					9/30/2025	699,031	706,668
Forward Ventures V LP *	(7)	Buyouts	United States					12/31/2024	26,817	172,106
Francisco Partners IV-A, L.P.	(3)	Buyouts	United States					7/9/2025	94,666	97,421
Francisco Partners V, L.P.	(3)	Buyouts	United States					7/9/2025	198,927	225,647
Francisco Partners VI, L.P.	(3)	Buyouts	United States					7/9/2025	705,756	801,505
Francisco Partners VII, L.P.	(3)	Buyouts	United States					7/9/2025	215,074	230,378
Frazier Healthcare Growth Buyout Fund VIII PV, L.P.		Buyouts	United States					6/30/2025	199,037	163,927
Frazier Healthcare Growth Buyout Fund IX, L.P.		Buyouts	United States					6/30/2025	117,842	100,347
Frazier Healthcare Growth Buyout Fund IX PV, L.P.		Buyouts	United States					6/30/2025	591,351	502,007
Frontenac XI Private Capital Limited Partnership		Buyouts	United States					12/29/2023	418,739	275,064
Frontenac XI Private Capital (Parallel) Limited Partnership		Buyouts	United States					12/29/2023	941,825	614,148
FS Equity Partners CV1, L.P.		Buyouts	United States					5/8/2025	3,327,731	3,773,273
GCM Grosvenor VCP II, L.P. *	(3)(14)	Other	United States					7/20/2021	38,277	35,518

The accompanying notes are an integral part of these consolidated financial statements.

3

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
GI Partners Fund V LP	(3)	Buyouts	United States					12/30/2021	$2,740,464	$3,762,330
Graham Partners OptConnect Continuation Fund, L.P. *	(3)(8)	Buyouts	United States					12/20/2022	3,397,698	4,992,245
GS Mezzanine Partners VII Offshore, L.P. *	(14)	Debt/Credit	United States					7/21/2021	41,702	138,371
GTCR Evergreen Fund I/C LP		Buyouts	United States					4/3/2023	3,087,636	4,722,438
GTCR Fund XIII, L.P. *		Buyouts	United States					3/31/2023	1,095,573	1,376,638
Harren Investors II-B, L.P. *	(7)	Buyouts	United States					12/31/2024	-	3,701
HealthCare Ventures VIII, L.P. *	(7)	Venture Capital	United States					12/31/2024	-	16,748
HG Capital 8 D L.P.	(2)(3)	Buyouts	Western Europe					6/30/2025	2,137,861	2,037,401
HG Genesis 9 B L.P.	(2)(3)	Buyouts	Western Europe					6/30/2025	1,139,288	1,629,394
HG Mercury 3 B LP	(2)(3)	Buyouts	Western Europe					6/30/2025	485,557	698,057
H.I.G. Middle Market Leveraged Buyout Fund IV, L.P.		Buyouts	United States					9/30/2025	88,723	93,318
H.I.G. Venture Partners II, L.P.	(7)	Buyouts	United States					12/31/2024	183,938	312,266
Highland Capital Partners VII Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	3,940	50,023
Highland Capital Partners VII-B Limited Partnership *	(7)	Buyouts	United States					12/31/2024	28,775	358,953
Highland Capital Partners VII-C Limited Partnership *	(7)	Buyouts	United States					12/31/2024	3,231	40,359
HPE Continuation Fund I C.V. *	(2)(4)	Venture Capital	Western Europe					11/18/2021	1,542,833	1,860,874
HPE PPRO Invest II B.V. *	(2)(4)	Venture Capital	Western Europe					2/9/2024	54,280	71,964
Inflexion Buyout Fund VI	(2)	Buyouts	Western Europe					7/2/2025	445,603	510,106
Intersouth Partners VI LP *	(3)(7)	Buyouts	United States					12/31/2024	87,756	801,835
JMI Extended Value Fund, L.P. *	(3)	Buyouts	United States					12/22/2023	1,848,894	2,562,220
KarpReilly Capital Partners, L.P.	(7)	Buyouts	United States					12/31/2024	139,104	108,329
Kodiak Venture Partners III, L.P. *	(7)	Venture Capital	United States					12/31/2024	58,063	80,736
KSL Capital Partners V L.P.		Buyouts	United States					6/30/2025	155,553	176,031
Madison Dearborn Capital Partners VII -A/B/Global		Buyouts	United States					9/30/2022	1,269,657	1,087,152
MC Private Equity IV-B, LP		Buyouts	United States					10/13/2022	1,590,676	1,760,379
MC Private Equity Partners I-A Feeder, LP		Buyouts	United States					3/31/2021	689,118	568,808
MC Private Equity Victoria Fund, LP *		Buyouts	United States					9/30/2022	3,178,272	4,310,746
M.D. Sass-Macquarie Financial Strategies LP *	(7)	Buyouts	United States					12/31/2024	13	535
MDCP Insurance SPV, L.P.		Buyouts	United States					5/5/2023	3,966,939	7,366,471
Menlo Ventures X, L.P. *	(3)(7)	Venture Capital	United States					12/31/2024	7,646	123,476
MIC Capital Partners III Parallel (Cayman), LP *		Buyouts	United States					3/31/2021	806,381	951,008
Mission Ventures III, L.P.	(7)	Buyouts	United States					12/31/2024	118,410	15,275

The accompanying notes are an integral part of these consolidated financial statements.

4

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
Monarch Capital Partners Offshore VI LP		Debt/Credit	United States					7/10/2025	$1,179,478	$1,198,112
Montagu V+ SCSp	(2)	Buyouts	Western Europe					12/2/2021	1,936,216	4,107,290
Morgenthaler Partners VII, L.P. *	(7)	Buyouts	United States					12/31/2024	26,530	29,730
Morgenthaler Partners VIII, L.P. *	(7)	Buyouts	United States					12/31/2024	528,489	293,105
New Enterprise Associates 10, Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	30,885	390,760
New Enterprise Associates 11, Limited Partnership *	(7)	Venture Capital	United States					12/31/2024	-	542,030
New Mountain Capital IV, L.P. *	(9)	Buyouts	United States					3/31/2023	190,981	84,960
New Mountain CAS Continuation Feeder, L.P. *	(3)	Buyouts	United States					9/22/2021	2,474,275	1,397,370
New Mountain Partners V, L.P.	(9)	Buyouts	United States					3/31/2023	383,086	500,337
New Mountain Partners VI, L.P.	(9)	Buyouts	United States					3/31/2023	701,925	1,064,975
North Bridge Venture Partners VI L P	(3)(7)	Buyouts	United States					12/31/2024	456,037	368,224
North Bridge Venture Partners V-A, L.P.	(3)(7)	Buyouts	United States					12/31/2024	441,023	480,190
Oak Hill Capital Partners V, L.P. *	(3)	Buyouts	United States					8/10/2021	271,583	386,221
Oakley Capital Guinness B1 SCSp *	(2)	Buyouts	Western Europe					6/8/2023	2,107,606	3,462,258
OCM Mezzanine Fund III LP_A	(14)	Debt/Credit	United States					7/14/2021	37	-
OCM Mezzanine Fund III LP_B	(14)	Debt/Credit	United States					7/14/2021	1,353	-
Oaktree Mezzanine Fund IV, L.P.	(14)	Debt/Credit	United States					7/14/2021	6,187	10,632
Oaktree Opportunities Fund IX (Cayman), L.P.	(14)	Debt/Credit	United States					7/14/2021	452	138,543
Oaktree Opportunities Fund X, L.P.	(14)	Other	United States					7/14/2021	1,131	57,492
Oaktree Opportunities Fund Xb, L.P. *	(14)	Debt/Credit	United States					7/14/2021	77,186	248,303
Odyssey Investment Partners Fund V, L.P.		Buyouts	United States					9/30/2025	1,161,623	1,426,725
Odyssey Investment Partners Fund VI-A, L.P.		Buyouts	United States					9/30/2025	12,688,647	13,564,385
Onex Partners V LP		Buyouts	United States					6/30/2025	652,215	750,903
Panthera Growth I *	(3)	Venture Capital	Asia					6/23/2021	641,971	1,287,786
Panthera Growth II	(3)	Venture Capital	Asia					5/11/2023	46,969	85,037
Parthenon Investors VI Parallel, L.P.		Buyouts	United States					6/30/2025	683,435	759,048
Parthenon Investors V, L.P.		Buyouts	United States					6/30/2025	1,093,474	1,273,187
Peak Rock Capital Fund II LP		Buyouts	United States					7/1/2025	114,497	76,171
PEG Crescentspot U.S. Corporate Finance Fund, L.P. *	(7)	Buyouts	United States					12/31/2024	-	3,483
Pegasus WSJLL Fund, L.P. *		Buyouts	United States					12/14/2021	2,846,024	3,291,827
Permira VII *	(2)(10)	Buyouts	Western Europe					4/3/2023	275,068	418,463

The accompanying notes are an integral part of these consolidated financial statements.

5

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
Petershill II Offshore LP	(14)	Other	United States					7/21/2021	$45,218	$41,807
Petershill Private Equity LP	(14)	Other	United States					7/21/2021	36,105	44,276
Prospect Partners III Continuation Fund		Buyouts	United States					12/3/2021	-	1,615,848
PPC Fund II LP *		Buyouts	United States					12/30/2021	3,600,935	4,729,829
Procemsa Build-Up GP S.A R.L. *	(2)	Buyouts	Western Europe					11/15/2023	3,169,564	4,319,286
PSC Accelerator II (C), LP *	(2)	Buyouts	Western Europe					11/22/2023	4,569,689	7,060,507
PT2, L.P.		Buyouts	United States					12/31/2021	82,365	2,422,200
Redpoint Ventures III, LP *	(7)	Venture Capital	United States					12/31/2024	191,689	287,195
Riverside Micro-Cap Fund VI, L.P.	(3)	Buyouts	United States					6/30/2025	314,127	362,871
Riverstone Global Energy & Power Fund V, L.P. *	(14)	Natural Resources	United States					7/8/2021	-	11,330
Riverstone/Carlyle Renewable and Alternative Energy Fund II, L.P.	(14)	Natural Resources	United States					7/8/2021	5,966	1,184
Riverwood Capital Partners II L.P.	(3)(14)	Buyouts	United States					7/6/2021	268,551	278,826
Riverwood Capital Partners L.P. *	(3)(14)	Buyouts	United States					7/6/2021	22,210	17,977
Roark Capital Partners V (TE) LP	(9)	Buyouts	United States					12/30/2022	616,500	853,384
Roark Capital Partners VI (TE) LP	(9)	Buyouts	United States					12/30/2022	240,131	366,080
Rothwell Ventures I L.P.		Buyouts	United States					9/10/2021	1,835,225	2,682,458
Sagamore China Partners III, L.P. *	(3)(13)	Venture Capital	Asia					3/30/2021	1,725,173	2,200,043
Sagamore China Partners IV, L.P. *	(3)(13)	Venture Capital	Asia					3/30/2021	2,162,257	2,552,502
Sandler Capital Partners V LP *	(7)	Buyouts	United States					12/31/2024	283	718
Saturn Opportunity LP	(3)	Buyouts	United States					12/30/2021	600,193	1,239,109
SB Asia Investment Fund II L.P. *	(3)(7)	Venture Capital	Asia					12/31/2024	118,276	241,418
Serent Capital III, L.P. *	(3)	Buyouts	United States					9/30/2022	316,423	507,939
Serent Capital IV L.P. *	(3)	Buyouts	United States					9/30/2022	281,134	417,293
Seventh Cinven Fund (No. 1) Limited Partnership	(2)	Buyouts	Western Europe					7/3/2025	643,584	697,476
Sevin Rosen Fund IX L.P. *	(7)	Buyouts	United States					12/31/2024	32,814	50,504
SK Capital Partners V-B, L.P *	(9)	Buyouts	United States					3/31/2023	1,060,928	931,987
TA Associates XI, L.P. *	(3)(7)	Buyouts	United States					12/31/2024	15,660	43,847
TA Subordinated Debt Fund III L.P. *	(7)	Debt/Credit	United States					12/31/2024	211	874
TA XIV-A, L.P.	(3)	Buyouts	United States					12/30/2022	1,788,735	2,398,309
TDR Capital IV ‘A’ L.P.	(2)	Buyouts	Western Europe					6/30/2025	4,033,865	5,159,157
TDR Capital IV ‘A’ L.P.	(2)(9)	Buyouts	Western Europe					3/31/2023	853,232	1,216,686
Tenzing Belay L.P.	(2)	Buyouts	Western Europe					6/30/2025	786,402	874,118
Tenzing Private Equity I LP	(2)	Buyouts	Western Europe					6/30/2025	510,252	683,910
Tenzing Private Equity II LP	(2)	Buyouts	Western Europe					6/30/2025	2,408,666	3,614,473

The accompanying notes are an integral part of these consolidated financial statements.

6

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Secondary Investments (continued)
The Resolute III Continuation Fund, L.P. *	(12)	Buyouts	United States					9/27/2024	$3,376,070	$3,576,423
The Sixth Cinven Fund LP	(2)	Buyouts	Western Europe					7/3/2025	439,771	334,553
Thoma Bravo Fund XIV-A, L.P.	(3)(9)	Buyouts	United States					3/31/2023	848,663	1,221,499
Thoma Bravo XIII-A	(3)	Buyouts	United States					7/3/2025	649,412	744,928
U.S. Venture Partners IX, L.P. *	(3)(7)	Venture Capital	United States					12/31/2024	17,340	197,882
Vitruvian Investment Partnership III *	(2)	Buyouts	Western Europe					12/30/2022	2,734,579	4,041,876
Water Street Orion Fund Parallel, L.P. *		Buyouts	United States					12/31/2021	4,408,896	5,509,839
WestCap Strategic Operator Fund, L.P.	(3)(6)	Venture Capital	United States					4/14/2022	1,598,042	1,246,820
WestCap Strategic Operator Fund II, L.P.	(3)(6)	Venture Capital	United States					5/31/2022	422,377	477,660
WESTCAP STUB, LLC *	(6)	Venture Capital	United States					4/14/2022	265,449	261,703
WestCap VG, LLC *	(6)	Venture Capital	United States					4/14/2022	30,367	29,394

Total Secondary Investments									166,271,046	215,527,165

Private Credit Investments - 2.9% (18)
Fastener Distribution Holdings *	(3)	Debt/Credit	United States	Common Equity			24	10/2/2023	84,673	199,372
Four Seasons	(3)(17)	Debt/Credit	United States	Term Loan	1M SOFR + 5.50%	11/18/2028	4,417,873	4/4/2023	4,360,817	4,417,873
Four Seasons	(3)(17)	Debt/Credit	United States	First Amendment Term Loan	1M SOFR + 5.50%	11/18/2028	393,192	4/19/2024	393,192	393,192
Four Seasons *	(3)	Debt/Credit	United States	Class A Common Units			209	4/4/2023	209,228	244,771
Portfolio Group	(3)(17)	Debt/Credit	United States	Term Loan	3M SOFR + 6.00%	6/2/2026	1,545,878	6/22/2022	1,542,874	1,538,149
Symplr	(3)(16)(17)	Debt/Credit	United States	Fourth Amendment Term Loan 3M SOFR + 10.00%		12/22/2028	5,926,697	5/15/2024	5,791,580	5,926,697
Tank Holding	(3)(17)	Debt/Credit	United States	Term Loan	1M SOFR + 6.00%	3/31/2028	1,380,066	5/26/2023	1,354,468	1,380,067

Total Private Credit Investments									13,736,832	14,100,121

Co-Investments - 30.0% (1)(18)
ACP Ukulele Co-Invest LP *		Buyouts	United States	LP interest				3/4/2024	3,056,771	4,477,987
Adams Street Apos Co-Inv. Aggregator LP	(2)	Buyouts	Western Europe	LP interest				7/16/2021	689,437	1,138,096
Adams Street Ocean AK Co-Inv. Aggregator LP		Buyouts	Asia	LP interest				6/28/2021	270,208	266,894
Adams Street Synthesis Co-Inv. Aggregator LP	(2)	Buyouts	Western Europe	LP interest				5/27/2021	493,385	539,253
AEA EXC CF LP *		Buyouts	United States	LP interest				8/11/2022	2,138,959	2,290,538
Altor I Co-Invest AB *	(2)	Buyouts	Western Europe	LP interest				12/29/2023	2,298,159	3,096,131

The accompanying notes are an integral part of these consolidated financial statements.

7

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Co-Investments (continued)
Amalfi Invest Collective S.C.A	(2)	Buyouts	Western Europe	LP interest				2/28/2023	$1,641,372	$5,965,019
ASP Corp Fac 1 Inc.	(3)	Buyouts	United States	LLC interest				6/29/2022	668,923	1,544,870
ASP Co-Inv Fac 1 LP		Buyouts	Asia	Ordinary Shares				4/11/2022	621,369	2,051,910
ASP Co-Inv Fac 2 LP	(2)	Buyouts	Western Europe	LP interest				8/1/2022	1,705,285	2,924,158
Astorg Normec Fund	(2)	Buyouts	Western Europe	LP interest				9/23/2024	749,973	1,016,130
Astorg VIII Co-Invest Acturis *	(2)	Buyouts	Western Europe	LP interest				10/17/2024	6,372,321	7,616,520
Astro Co-Invest, L.P.		Buyouts	United States	LP interest				6/26/2025	5,715,200	5,715,397
BAH Co-Investor, L.P. *	(3)	Buyouts	United States	LP interest				10/11/2022	1,737,607	2,395,207
BC Partners Dory Co-Investment LP *		Buyouts	United States	LP interest				10/25/2023	2,409,654	3,224,628
BEHP Co-Investor II, L.P.	(3)	Buyouts	United States	LP interest				4/14/2022	705,693	2,055,280
BW Colson Co-Invest, L.P.		Buyouts	United States	LP interest				2/25/2021	506,614	911,676
CMC Tarzan, L.P. *		Buyouts	Asia	LP interest				6/14/2021	737,400	817,111
Emerald Technologies Holdings, L.P.	(3)	Buyouts	United States	LP interest				4/13/2022	676,162	673,111
Espresso Opportunity LP	(3)	Buyouts	United States	LP interest				8/26/2025	2,992,098	2,992,098
Evolution Parent, LP		Buyouts	United States	LP interest				6/11/2021	679,153	1,389,831
FH KH Parent, L.P.		Buyouts	United States	LP interest				1/29/2025	9,388,495	11,179,577
FS NU Investors, LP *	(3)	Buyouts	United States	LLC interest				8/11/2022	1,629,092	1,626,186
Goldeneye Holdings Parent, LP *		Buyouts	United States	LP interest				7/1/2021	7,005,308	7,392,723
HG Lighthouse Co-Invest L.P. *	(2)	Buyouts	United States	LP interest				5/27/2022	830,792	1,041,544
JMI PCC Holdings, L.P. *		Buyouts	The Americas	LP interest				5/3/2022	887,884	1,084,872
Keensight Actico Coinvestment SLP	(2)	Buyouts	Western Europe	LP interest				6/25/2025	3,984,382	3,968,040
Kelso XI Heights Co-Investment (DE), L.P. *		Buyouts	United States	LP interest				8/22/2022	1,038,099	1,022,695
Kenco PPC Blocker LLC		Buyouts	United States	LLC interest				11/14/2022	1,132,374	3,336,801
Magenta Blocker Aggregator LP *		Buyouts	United States	LP interest				7/23/2021	468,528	673,807
MDCP CoInvestors (Jade III), L.P.	(2)	Buyouts	Western Europe	LP interest				6/25/2025	6,792,908	7,176,635
MDCP Co-Investors (Tango), L.P. *		Buyouts	Western Europe	LP interest				5/26/2022	940,683	1,854,045
Menlo Ridgeview CoInvest LLC		Buyouts	United States	LLC interest				5/16/2025	7,128,320	6,890,367
NC Ocala Co-Invest Beta, L.P. *		Buyouts	United States	LP interest				11/19/2021	1,102,222	1,557,932
NMSEF I Aggregator, L.P. *		Buyouts	United States	LP interest				11/10/2021	454,078	865,751
NMSEF I Holdings VII, L.P. *		Buyouts	The Americas	LP interest				8/7/2024	3,383,102	3,838,775
NT SPV 14 *		Buyouts	Asia	Ordinary Shares				1/9/2023	601,450	1,049,221
Oakley Capital Guinness B1 SCSp *	(2)	Buyouts	Western Europe	LP interest				6/8/2023	2,103,023	3,455,545
Oakley Capital V Co-Investment (A) SCSp *	(2)	Buyouts	Western Europe	LP interest				12/9/2022	1,434,467	2,260,554
Odyssey Investment Partners VI Mercalis CoInvest, LP		Buyouts	United States	LP interest				5/27/2025	8,012,445	8,000,000
Partners Group Client Access 34, L.P. Inc. *		Buyouts	United States	LP interest				4/15/2021	209,797	272,551

The accompanying notes are an integral part of these consolidated financial statements.

8

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Co-Investments (continued)
PPC CHG Blocker LLC *		Buyouts	United States	LLC interest				12/9/2021	$1,203,735	$2,019,852
PSC Stanley Coinvest, LP *		Buyouts	United States	LP interest				9/26/2023	2,149,258	2,994,836
SLP EGF III Co-Investment Fund		Buyouts	Western Europe	LP interest				6/14/2021	516,499	509,027
SLP Valor Co-Invest, L.P. *		Buyouts	United States	LP interest				5/28/2024	2,617,517	4,097,522
Special Packaging Solutions Opportunities S.C.A *	(2)	Buyouts	Western Europe	LP interest				11/18/2021	610,807	1,232,590
STG Bravo, L.P. *		Buyouts	United States	LP interest				4/13/2021	12,049	107,859
STG Mercury, L.P. *		Buyouts	United States	LP interest				5/26/2023	2,152,292	2,381,133
Stichting Administratiekantoor Ristretti Co-Investment (Expereo) *	(2)(3)	Buyouts	Western Europe	Depository Receipts				4/23/2021	511,564	479,119
TA ID Aggregator, L.P. *		Buyouts	United States	LP interest				3/1/2021	270,065	349,859
TidalWave		Buyouts	United States	LP interest				6/2/2023	2,051,023	2,610,204
Verdane P Co-Invest AB *	(2)	Buyouts	Western Europe	LP interest				3/30/2022	814,975	400,651
24PT Co-Investment Limited Partnership *		Buyouts	United States	LP interest				11/5/2024	4,885,909	5,485,130

Total Co-Investments									113,188,885	144,317,248

Growth Equity Investments - 17.6% (1)(18)
Altruist Corp (Growth Equity) *	(1)(3)	Venture Capital	United States	Series D			605,421	3/17/2023	3,809,681	5,845,615
Altruist Corp (Growth Equity) *	(3)	Venture Capital	United States	Series E			237,915	2/14/2024	2,196,719	2,297,178
BillionToOne, Inc. *	(3)	Growth	United States	Series D			176,245	5/15/2024	4,938,532	9,584,656
BillionToOne, Inc. *	(3)	Growth	United States	Series C			55,091	3/16/2022	1,404,473	2,995,990
BillionToOne, Inc. *	(3)	Growth	United States	Series C-1			8,084	3/16/2022	141,580	439,629
BillionToOne, Inc. *	(3)	Growth	United States	Series A-1			652	11/17/2023	17,359	35,457
Cyberhaven, Inc. *	(3)	Growth	United States	Series C			4,988,147	4/25/2024	5,201,260	10,673,707
Cyberhaven, Inc. *	(3)	Growth	United States	Series D			349,154	12/23/2024	649,392	747,125
DispatchHealth Holdings, Inc. *	(3)	Growth	United States	Series E			5,202	11/1/2022	6,089,704	7,999,594
Dispatchhealth Holdings, Inc.	(3)	Growth	United States	Convertible Promissory Note				5/23/2025	172,198	226,311
Dispatchhealth Holdings, Inc.	#(3)	Growth	United States	Warrants			1	5/23/2025	-	56,578
DL Inv Aggregator Fund LP *	(3)	Venture Capital	The Americas	Series A-7			2,808	10/8/2021	459,515	338,303
Dremio Corporation *	(3)	Venture Capital	United States	Series E			168,576	1/18/2022	1,439,048	1,435,930
Homeward, Inc. *	(3)	Venture Capital	United States	Series C-2			4,415,251	5/14/2021	4,998,545	5,457,692
Homeward, Inc. *	(3)	Venture Capital	United States	Convertible Promissory Note				9/18/2025	819,287	821,441
Homeward, Inc. - expire 7/28/2033, $0.001 *	#(3)	Venture Capital	United States	Series B Preferred Warrant			385,012	5/14/2021	-	2,925,244
Homeward, Inc. *	(3)	Venture Capital	United States	Series C-1 Preferred Warrants			295,612	9/18/2025	-	456,750
Homeward, Inc. *	(3)	Venture Capital	United States	Series C-1			259,819	5/14/2021	401,446	401,446
Homeward, Inc. *	(3)	Venture Capital	United States	Series B			210,588	5/14/2021	1,600,018	1,600,006
Homeward, Inc. - expire 8/30/2034, $0.01 *	#(3)	Venture Capital	United States	Common Stock Warrant			41,790	5/14/2021	-	32,571

The accompanying notes are an integral part of these consolidated financial statements.

9

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

									Amounts in USD
Fund Investments	Footnotes	Investment Purpose	Geographic Region**	Position (if applicable)	Reference Rate & Spread (if applicable)	Maturity Date (if applicable)	Quantity (if applicable)	Acquisition Date***	Cost	Fair Value
Growth Equity Investments (continued)
Level AI *	(3)	Venture Capital	United States	Series C			671,542	6/26/2024	$1,008,460	$1,004,963
Nomad Health, Inc. *	(3)	Venture Capital	United States	Series BB-1			73,786	5/27/2022	41,254	41,254
Nomad Health, Inc. *	(3)	Venture Capital	United States	Series AAA Preferred			83,284	9/30/2025	34,814	34,814
Nomad Health, Inc. *	(3)	Venture Capital	United States	Series CC-1			39,483	5/27/2022	520,680	57,095
Nomad Health, Inc. *	(3)	Venture Capital	United States	Series AA-1			36,893	5/27/2022	20,627	51,567
Nomad Health, Inc. *	(3)	Venture Capital	United States	Series AAA - Preferred Warrants			22,123	9/30/2025	-	9,248
Nomad Health, Inc. *	(3)	Venture Capital	United States	Common			18,980	5/27/2022	250,298	-
Orca Security, Ltd. *	(3)	Venture Capital	Asia	Seed			51,360	8/27/2021	505,753	540,307
Orca Security, Ltd. *	(3)	Venture Capital	Asia	Ordinary Shares			20,545	8/27/2021	202,478	216,133
Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series C-1			20,345	8/27/2021	243,889	243,187
Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series A			15,055	8/27/2021	148,198	158,379
Orca Security, Ltd. *	(3)	Venture Capital	Asia	Series B			11,855	8/27/2021	116,698	124,715
Plutus Financial Holdings, Inc. (ABRA) *	(3)	Venture Capital	United States	Series C			63,006	10/6/2021	443,498	740,515
Plutus Financial Holdings, Inc. (ABRA) *	(3)	Venture Capital	United States	SAFE				4/18/2023	41,699	84,266
Plutus Financial Holdings, Inc. (ABRA) - expire 4/16/2033, $0.01 *	#(3)	Venture Capital	United States	Warrant			1	4/18/2023	-	-
Poolside, Inc. *	(3)	Venture Capital	Western Europe	Series B			26,245	7/10/2024	2,003,926	2,000,003
Reify Health, Inc. *	(3)	Venture Capital	United States	Series C			139,040	6/9/2021	746,479	827,956
Reify Health, Inc. *	(3)	Venture Capital	United States	Series Seed			67,500	6/28/2021	361,782	401,949
Reify Health, Inc. *	(3)	Venture Capital	United States	Common			25,464	12/3/2021	76,458	151,633
Remote Technology, Inc. *	(3)	Venture Capital	United States	Series B			25,965	7/15/2021	1,047,793	3,245,557
Remote Technology, Inc. *	(3)	Venture Capital	United States	Series C			4,601	5/4/2022	441,193	575,113
Truehold *	(3)	Venture Capital	United States	Series C			568,397	8/28/2024	5,736,358	7,643,977
Turquoise Health Co. *	(3)	Venture Capital	United States	Series B			351,555	12/22/2023	3,321,166	6,074,420
Turquoise Health Co. *	(3)	Venture Capital	United States	SAFE				9/18/2025	291,309	291,309
Welbe Health, LLC	(3)	Growth	United States	LLC interest				11/29/2021	3,250,619	5,362,481

Total Growth Equity Investments									55,194,186	84,252,064

Total Investments - 97.6% (18)									$358,372,988	$469,431,341

Cash and cash equivalents - 5.4% (18)
State Street Institutional Treasury Plus Money Market Fund -Premier Class	(15)	Cash Equivalent	United States		4.07%		25,994,631		$25,994,631	$25,994,631

Total investments and cash equivalents - 103.0% (18)									384,367,619	495,425,972

Liabilities in excess of other assets - (3.0)% (18)										(14,600,114)

Total Net Assets - 100% (18)										$480,825,858

The accompanying notes are an integral part of these consolidated financial statements.

10

Adams Street Private Equity Navigator Fund LLC

Consolidated Schedule of Investments

As of September 30, 2025 (Unaudited) (Continued)

Investment Purpose allocation	Cost	Fair Value	% of Investments, at Fair Value
Buyouts	$270,846,798	$344,631,661	73.5%
Debt/Credit	16,905,821	17,977,378	3.8%
Growth	21,865,117	38,121,528	8.1%
Natural Resources	5,966	12,514	0.0%
Other	150,361	188,830	0.0%
Venture Capital	48,598,925	68,499,430	14.6%

Total Investments	$358,372,988	$469,431,341	100.0%

Geographic allocation	Cost	Fair Value	% of Investments, at Fair Value
Asia	$8,142,089	$11,834,643	2.5%
The Americas (excluding United States)	8,112,078	9,645,654	2.1%
United States	258,044,721	333,129,003	70.9%
Western Europe	84,074,100	114,822,041	24.5%

Total Investments	$358,372,988	$469,431,341	100.0%

*	Non-income producing.

**	Geographic Region generally reflects the location of the investments and may be different from where the underlying portfolio company assets are located.

***	Acquisitions prior to April 1, 2025 reflect acquisitions by the Predecessor Fund (as defined in Note 1). See Note 1 for additional information.

#	Warrants with zero or nominal cost were acquired as part of a follow-on financing. Warrants are convertible to equity subject to various conditions upon the occurrence of future financing events.

(1)

Primary Investments, Secondary Investments, Co-Investments and Growth Equity Investments (each as defined in Note 1) are generally issued in private placement transactions and as such are generally restricted as to resale.

(2)	Investment interest denominated in foreign currency; cost includes the impact of exchange rate differences from actual draws and distributions.

(3)	These investments are characterized as Level 3 securities within the disclosure hierarchy. Level 3 security values are determined using significant unobservable inputs.

(4)	Invests through ASP Herengracht Facilitation Ltd, holding a 4.15% ownership interest.

(5)	Invests through ASP Sec Corp 1 S.à r.l., holding a 4.65% ownership interest.

(6)	Invests through ASP Sec Fac 1 LP, holding a 4.76% ownership interest.

(7)	Invests through ASP Sec Fac 11 LP, holding a 14.29% ownership interest.

(8)	Invests through ASP Sec Fac 3 LP, holding a 10.95% ownership interest.

(9)	Invests through ASP Sec Fac 4 LP, holding a 6.20% ownership interest.

(10)	Invests through ASP Sec Fac 5 LP, holding a 6.89% ownership interest.

(11)	Invests through ASP Sec Fac 7 LP, holding a 3.09% ownership interest.

(12)	Invests through ASP Sec Fac 9 LP, holding a 5.45% ownership interest.

(13)	Invests through ASP Stitch Facilitation LP, holding a 6.94% ownership interest.

(14)	Invests through ASP Ursus Facilitation LP, holding a 8.65% ownership interest.

(15)	The rate shown is the annualized seven-day yield as of September 30, 2025.

(16)	The stated interest rate includes 4.00% PIK.

(17)	As of September 30, 2025, the following reference rates were in effect: 1M SOFR - 1 Month SOFR was 4.16%; 3M SOFR - 3 Month SOFR was 4.31%.

(18)	Shown as a percentage of net assets.

The accompanying notes are an integral part of these consolidated financial statements.

11

Adams Street Private Equity Navigator Fund LLC

Consolidated Statement of Assets and Liabilities

As of September 30, 2025 (Unaudited)

Assets
Investments, at fair value (cost $358,372,988)	$469,431,341
Cash and cash equivalents	26,158,967
Deferred offering costs	1,171,334
Dividends and interest receivable	778,750
Deferred financing costs	478,901
Due from affiliate (Note 4)	473,217
Receivable for investments sold	150,436
Prepaid expenses and other assets	123,470

Total Assets	498,766,416

Liabilities
Payable for investments purchased	7,910,305
Payable for fund shares repurchased	3,905,759
Incentive fees payable (Note 4)	2,179,309
Offering costs payable	1,364,411
Deferred tax liability (Note 8)	478,979
Management fee payable (Note 4)	400,530
Financing fees payable	352,023
Professional fees payable	264,803
Distribution payable	244,213
Accrued line of credit interest and commitment fee payable	97,196
Director fees payable	12,329
Organization costs payable	5,106
Distribution and servicing fee payable (Note 4)	21
Accrued expenses and other liabilities	725,574

Total Liabilities	17,940,558

Commitments and contingencies (see Note 10)

Net Assets	$480,825,858

Composition of Net Assets:
Paid-in capital	$452,698,961
Total distributable earnings	28,126,897

Net Assets	$480,825,858

Net Assets Attributable to:
Class I Shares	$480,774,042
Class D Shares	51,816

$480,825,858

Shares Outstanding:
Class I Shares	45,027,022
Class D Shares	4,855

45,031,877

Net Asset Value Per Share:
Class I Shares	$10.68
Class D Shares	$10.67

The accompanying notes are an integral part of these consolidated financial statements.

12

Adams Street Private Equity Navigator Fund LLC

Consolidated Statement of Operations

For the six months ended September 30, 2025 (Unaudited)

Investment Income
Interest income	$2,140,304
Dividend income	1,258,283
Other income	18,007

Total Investment Income	$3,416,594

Expenses
Organizational costs	3,397,291
Incentive fees (Note 4)	3,125,211
Management fees (Note 4)	2,144,128
Administration and fund accounting fees (Note 4)	938,396
Professional fees	788,140
Offering costs expense	690,916
Interest expense and fees on credit facility (Note 5)	649,495
Director fees	75,206
Distribution fees and servicing fees - Class D (Note 4)	21
Other expenses	244,372

Total expenses	12,053,176

Less expense waived by the Adviser (Note 4)	(4,179,155)

Net Expenses	7,874,021

Net Investment Income (Loss)	$(4,457,427)

Net Realized Gain/(Loss) and Net Change in Unrealized Appreciation/(Depreciation) on investments:
Net realized gain (loss) on investments	11,468,274
Deferred tax expense	(232,849)
Net change in unrealized appreciation (depreciation) on investments	21,348,934
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(35)

Net Realized Gain/(Loss) and Net Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions:	32,584,324

Net Increase in Net Assets Resulting from Operations	$28,126,897

The accompanying notes are an integral part of these consolidated financial statements.

13

Adams Street Private Equity Navigator Fund LLC

Consolidated Statements of Changes in Net Assets*

	For the Six Months Ended September 30, 2025 (Unaudited)	For the Three Months Ended March 31, 2025 (Unaudited)	For the Year Ended December 31, 2024 (Unaudited)
Change in Net Assets Resulting from Operations:
Net Investment Income (Loss)	$(4,457,427)	$790,488	$5,815,894
Net realized gain (loss) on investments	11,468,274	1,271,259	8,047,994
Deferred tax expense	(232,849)	(246,130)
Net change in unrealized appreciation (depreciation) on investments	21,348,934	1,452,146	41,380,738
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(35)	-	-

Net Change in Net Assets Resulting from Operations	28,126,897	3,267,763	55,244,626

Distributions to investors:
Capital distributions	-	(15,533,439)	(10,416,089)
Class I	-	-	-
Class D	-	-	-

Change in Net Assets from Distributions to Investors	-	(15,533,439)	(10,416,089)

Change in Net Assets Resulting from Capital Share Transactions (See Note 6):
Capital contributions	-	36,201,007	73,655,494
Proceeds from shares issued
Class I Shares	62,846,431	-	-
Class D Shares	50,000	-	-
Cost of shares tendered
Class I Shares	(3,905,759)	-	-

Total Net Change in Net Assets Resulting from Capital Share Transactions	58,990,672	36,201,007	73,655,494

Total Net Increase in Net Assets	87,117,569	23,935,331	118,484,031

Net assets at beginning of period	393,708,289	369,772,958	251,288,927

Net assets end of period	$480,825,858	$393,708,289	$369,772,958

Shareholder Activity
Shares issued
Class I Shares	45,392,833	-	-
Class D Shares	4,855	-	-
Shares tendered
Class I Shares	(365,811)	-	-

Net change in shares outstanding	45,031,877	-	-

*

On April 1, 2025, the Fund registered under the 1940 Act in connection with the Conversion (as defined in Note 1). Comparative information for periods prior to the Conversion reflects the historical investment operations of the Predecessor Fund (as defined in Note 1) and is presented to facilitate comparisons across reporting periods. Presentation differences are limited to the change in capital structure, from capital accounts to shares of limited liability company interests, effected in connection with the Fund’s registration under the 1940 Act. See Note 1 for additional information.

The accompanying notes are an integral part of these consolidated financial statements.

14

Adams Street Private Equity Navigator Fund LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2025 (Unaudited)

Cash Flows From Operating Activities
Net increase in net assets resulting from operations	$28,126,897
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain from investments	(11,468,274)
Net change in unrealized (appreciation) depreciation on investments	(21,348,934)
Net change in unrealized (appreciation) depreciation on foreign currency transactions	35
Purchases of investments	(86,422,254)
Proceeds from disposition/distribution of investments	22,329,242
Amortization of deferred financing cost	345,622
Changes in operating assets and liabilities:
(Increase)/decrease deferred offering costs	(1,171,334)
(Increase)/decrease dividends and interest receivable	(610,104)
(Increase)/decrease due from affiliate	(282,210)
(Increase)/decrease prepaid expenses and other assets	(123,470)
Increase/(decrease) payable for fund shares repurchased	3,905,759
Increase/(decrease) incentive fees payable	2,179,309
Increase/(decrease) offering costs payable	1,364,411
Increase/(decrease) deferred tax liability	232,849
Increase/(decrease) management fee payable	400,530
Increase/(decrease) professional fees payable	264,803
Increase/(decrease) distribution payable	(5,705,988)
Increase/(decrease) accrued line of credit interest and commitment fee payable	97,196
Increase/(decrease) director fees payable	12,329
Increase/(decrease) organization costs payable	5,106
Increase/(decrease) distribution and servicing fee payable	21
Increase/(decrease) accrued expenses and other liabilities	292,035

Net cash used in operating activities	$(67,576,424)

Cash Flows from Financing Activities
Shares issued	62,896,431
Shares tendered	(3,905,759)
Borrowings under credit facility	29,500,000
Repayments under credit facility	(29,500,000)
Deferred financing costs paid	(472,500)

Net cash provided by (used in) financing activities	$58,518,172

Net increase (decrease) in cash and cash equivalents	(9,058,252)
Cash and cash equivalents at beginning of period	35,217,221
Effects of foreign currency exchange rate changes on cash and cash equivalents	(2)

Cash and cash equivalents at end of period	$26,158,967

Supplemental cash flow disclosures:
Cash paid for interest expenses	552,299
Cash paid for taxes	16,689

The accompanying notes are an integral part of these consolidated financial statements.

15

Adams Street Private Equity Navigator Fund LLC

Consolidated Financial Highlights

Class I

For the Six Months Ended September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$10.00

Income (loss) from investment operations:
Net investment income (loss) [1]	(0.11)
Net realized and unrealized gain (loss) on investments [1]	0.79

Total income (loss) from investment operations	0.68

Net asset value per share, end of period	$10.68

Shares Outstanding, end of period	45,027,022
Total Return [2,3,4,6]	6.8%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$480,774

Ratios to average net assets: [3]
Total expenses, before expense waived by the Adviser [5]	4.00%
Total expenses, excluding incentive fees, net of expense waived by the Adviser [5]	2.12%
Incentive fees [6]	0.74%
Total expenses, including incentive fees, net of expense waived by the Adviser [5,7]	2.86%
Net investment income (loss), before expense waived by the Adviser [5]	(2.37)%
Net investment income (loss), after expense waived by the Adviser [5]	(1.24)%
Portfolio turnover rate [6]	0.00%
Senior Securities
Total borrowings (000s) [8]	$-
Asset coverage per $1,000 unit of senior indebtedness [9]	-

The Consolidated Financial Highlights are presented for periods subsequent to April 1, 2025, the date the Fund registered under the 1940 Act.

The ratios and other financial data for any period less than a full fiscal year have been annualized, where applicable. The effect of such annualization has been disclosed herein and may not be indicative of future results.

1.	Calculated using average shares method.

2.

Total return based on net asset value calculated as the change in net asset value per share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

The accompanying notes are an integral part of these consolidated financial statements.

16

Adams Street Private Equity Navigator Fund LLC

Consolidated Financial Highlights (Continued)

Class I

3.	The ratios do not include investment income or expenses of the underlying portfolio companies.

4.

Includes adjustments in accordance with U.S. GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

5.

Expense ratios have been annualized for periods of less than twelve months, except for Organizational costs and Offering costs expense which are one time expenses, and Incentive Fees which are not annualized.

6.	Not annualized.

7.

The Adviser has entered into an Expense Limitation Agreement with the Fund to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain expenses as outlined under the Expense Limitation Agreement. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 2.86% for the six months ended September 30, 2025. See Note 4 for a discussion of the Expense Limitation Agreement.

8.	As of September 30, 2025, the Fund did not have any senior securities outstanding.

9.

The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

17

Adams Street Private Equity Navigator Fund LLC

Consolidated Financial Highlights

Class D

For the Period August 1, 2025 [1] to September 30, 2025 (Unaudited)
Per share operating performance:
Net asset value per share, beginning of period	$10.30

Income (loss) from investment operations:
Net investment income (loss) [2]	(0.08)
Net realized and unrealized gain (loss) on investments [2]	0.45

Total income (loss) from investment operations	0.37

Net asset value per share, end of period	$10.67

Shares Outstanding, end of period	4,855
Total Return [3,4,5,7]	3.6%

Ratios and supplemental data:
Net assets, end of period (in thousands)	$52

Ratios to average net assets:[4]
Total expenses, before expense waived by the Adviser [6]	4.42%
Total expenses, excluding incentive fees, net of expense waived by the Adviser [6]	3.65%
Incentive fees [7]	0.40%
Total expenses, including incentive fees, net of expense waived by the Adviser [6,8]	4.05%
Net investment income (loss), before expense waived by the Adviser [6]	(3.97)%
Net investment income (loss), after expense waived by the Adviser [6]	(3.61)%
Portfolio turnover rate [7]	0.00%
Senior Securities
Total borrowings (000s) [9]	$-
Asset coverage per $1,000 unit of senior indebtedness [10]	-

The Consolidated Financial Highlights are presented for periods subsequent to April 1, 2025, the date the Fund registered under the 1940 Act.

The ratios and other financial data for any period less than a full fiscal year have been annualized, where applicable. The effect of such annualization has been disclosed herein and may not be indicative of future results.

1.	Date of first issuance of shares; ratios have been annualized and portfolio turnover and total return have not been annualized.

2.	Calculated using average shares method.

3.

Total return based on net asset value calculated as the change in net asset value per share during the period, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

The accompanying notes are an integral part of these consolidated financial statements.

18

Adams Street Private Equity Navigator Fund LLC

Consolidated Financial Highlights (Continued)

Class D

4.	The ratios do not include investment income or expenses of the underlying portfolio companies.

5.

Includes adjustments in accordance with U.S. GAAP and accordingly the returns and per unit net asset value for financial reporting may differ from the per unit net asset value and returns for shareholder transactions.

6.

Expense ratios have been annualized for periods of less than twelve months, except for Organizational costs and Offering costs expense which are one time expenses, and Incentive Fees which are not annualized.

7.	Not annualized.

8.

The Adviser has entered into an Expense Limitation Agreement with the Fund to limit the amount of the Fund’s total annual ordinary operating expenses, excluding certain expenses as outlined under the Expense Limitation Agreement. This amount includes expenses incurred by the Fund for recoupment to the Adviser for expenses previously waived. Had the Fund not incurred such expenses, the annualized ratio of net expenses to average net assets would have been 4.05% for the six months ended September 30, 2025. See Note 4 for a discussion of the Expense Limitation Agreement.

9.	As of September 30, 2025, the Fund did not have any senior securities outstanding.

10.

The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness.

The accompanying notes are an integral part of these consolidated financial statements.

19

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited)

1. ORGANIZATION

Adams Street Private Equity Navigator Fund LLC (the “Fund”) is a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund is the successor to Adams Street Global Private Markets Fund LP (the “Predecessor Fund”), a Cayman Islands exempted limited partnership that was organized on November 30, 2020 and commenced operations on February 2, 2021. On March 26, 2025, the Fund converted to a Delaware limited liability company, and on April 1, 2025, the Fund registered under the 1940 Act (the “Conversion”). ASP GPM GP Management LP served as the general partner for the Predecessor Fund and as the managing member for the Fund until the Conversion.

The Fund is managed and advised by Adams Street Advisors, LLC (the “Adviser”), a subsidiary of Adams Street Partners, LLC (“Adams Street”). The Adviser is registered as an investment advisor under the Investment Advisers Act of 1940, as amended.

The Fund’s investment objective is to seek attractive long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a broad portfolio of global private markets investments. The Fund may gain access to private markets investments through a number of different approaches, including: (i) primary and secondary investments in private funds, holding vehicles or other investment vehicles managed by unaffiliated third-party managers (“Portfolio Funds”) (such, investments, “Primary and Secondary Investments”) and (ii) direct investments in the equity and/or debt of private companies, including growth equity investments, co-investments and private credit investments (“Direct Investments”). Primary Investments are investments in an original issuance of a Portfolio Fund which has yet to invest a substantial portion of its capital in underlying portfolio companies. Secondary Investments are investments through a secondary purchase of a Portfolio Fund or the substantive equivalent based on underwriting of identified funds/portfolio companies. A “Growth Equity Investment” is an equity or equity-like investment in an identified portfolio company. A “Co-Investment” is an investment in a Portfolio Fund or sponsored transaction that is intended to invest in an identified buyout, growth equity or other alternative asset transaction, generally made alongside a private fund sponsor. A “Private Credit Investment” is an investment in senior and/or subordinated debt that is secured and/or unsecured and, potentially as a component of the transaction, preferred or common equity, warrants and other securities offered in connection with such Private Credit Investment.

The Fund also invests a portion of its assets in a portfolio of liquid assets, including: cash and cash equivalents; short-term, high-quality, liquid debt securities and other credit instruments; and other investment companies, including money market funds and exchange traded funds.

Investments in the Fund may be made only by eligible investors that are “qualified clients” as defined in Rule 205-3 under the Investment Advisers Act of 1940, as amended.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company under the criteria established within the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946 Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance included therein. The consolidated financial statements reflect all adjustments and reclassifications, if any, which, in the opinion of management, are necessary for the fair presentation of the results of operations and financial condition as of and for the periods presented. All significant intercompany balances and transactions have been eliminated. The consolidated financial statements include the accounts of the Fund and its wholly owned subsidiaries (collectively, the “Subsidiaries”).

20

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

Consolidation of a Subsidiary

The Fund may make investments through its Subsidiaries. Such Subsidiaries will not be registered under the 1940 Act. The board of directors of the Fund (the “Board”) has oversight responsibility for the investment activities of the Fund, including its investment in any Subsidiary. To the extent applicable to the investment activities of a Subsidiary, the Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund would “look through” any such Subsidiary to determine compliance with its investment policies.

The consolidated financial statements of the Fund include Adams Street Private Equity Navigator Lev Facilitation LLC (the “Lev Facility”) and Adams Street Private Equity Navigator Blocker LLC (the “Blocker”), both wholly-owned subsidiaries of the Fund. As of September 30, 2025, the Lev Facility and the Blocker held 49 investments with a value of $107,679,153 and 28 investments with a value of $38,729,541, respectively.

Use of Estimates

The preparation of the consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of increases and decreases in net results from operations during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash represents demand deposits held at financial institutions. Cash and cash equivalents are held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) or Securities Investor Protection Corporation (SIPC) limitations. The Fund records its holdings in daily valued money market mutual fund investments as cash equivalents as these investments are held for meeting short-term liquidity requirements rather than for investment purposes. As of September 30, 2025, the Fund had cash and cash equivalents of $26,158,967. Cash equivalents are classified as Level 1 assets of the fair value hierarchy. The carrying amount included in the consolidated statement of assets and liabilities for cash and cash equivalents approximates the fair value.

Valuation

The Fund values its investments at fair value in accordance with ASC Topic 820-10, Fair Value Measurements and Disclosures (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the consolidated statement of assets and liabilities.

Rule 2a-5 under the 1940 Act (“Rule 2a-5”) establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.

Certain investments in Portfolio Funds and Direct Investments are valued based on the latest net asset value (“NAV”) reported by the Portfolio Fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private investment is calculated in a manner consistent with ASC 946. If the NAV of an investment in a Portfolio Fund or Direct Investment is not available at the time the Adviser is calculating the Fund’s NAV, the most recently provided valuation information about such investment will typically be adjusted by the Adviser pursuant to the Adviser’s valuation procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Fund or Direct Investment.

21

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

For debt and equity securities which are not publicly traded or for which market prices are not readily available (unquoted investments), the fair value will be determined in good faith by the Adviser. In determining the fair values of these investments, the Adviser will apply generally accepted valuation approaches and methods for fair value measurement. The approaches that may be utilized include, but are not limited to, (i) a market approach, which uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities (including a business), or (ii) an income approach, which uses valuation techniques to convert future amounts (for example, cash flows or earnings) to a single present amount (discounted). The foregoing approaches are not exhaustive, and other methodologies may be employed as appropriate. In order to determine a fair value, these methods are applied to the latest information provided by the underlying portfolio companies, investment sponsors or other business counterparties.

A valuation committee consisting of senior personnel of the Adviser reviews and approves the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation positive assurance services for Direct Investments.

The Fund values portfolio securities for which market quotations are readily available at the last reported sales price or official closing price on the primary market or exchange on which they trade. Generally, trading in U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the Fund’s NAV are determined as of such times.

Due to the inherent uncertainty in determining the fair value of investments for which market values are not readily available, the fair values of these investments may fluctuate from period to period. In addition, such fair value may differ materially from the values that may have been used had a ready market existed for such investments and may significantly differ from the value ultimately realized by the Fund.

Pursuant to Rule 2a-5, the Board has selected the Adviser as the “valuation designee” (as defined in Rule 2a-5) to perform fair value determinations in good faith for investments held by the Fund without readily available market quotations, subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing and implementing the valuation processes and procedures for the Fund’s investments, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Investment Income

Interest income, including amortization of premium or discount and payment-in-kind (“PIK”) interest using the effective interest method, is recorded on an accrual basis. The Fund may hold investments providing income that is payable in-kind rather than in cash. To the extent loans contain PIK provisions, PIK interest, computed at the contractual rates, is accrued, recorded as interest income and added to the principal balance of the loan. PIK interest income added to the principal balance is generally collected upon repayment of the outstanding principal. As of September 30, 2025, there were two loans in the portfolio that earned PIK income, for the six months ended September 30, 2025, PIK income earned of $204,245 in the consolidated statement of operations.

Dividend income is recorded on the ex-dividend date or the date the Fund becomes aware of the dividend. Other income from portfolio companies, which represents operating income from investment partnerships or other flow through entities received by the Fund, is recorded on the date information becomes available.

Distributions from Primary and Secondary Investments are recorded as portfolio income or realized gains/losses in accordance with information provided by the underlying manager at the time of the transaction. Reclassifications of prior investment transactions may be required based on subsequent information received from the underlying manager.

22

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

These reclassifications may impact current period purchases, proceeds and realized gains and losses on investments. Cost is equal to total drawn or paid in the Fund’s currency less any return of cost distributed by these investments. Any cost remaining at the time the investment is liquidated is recorded as a realized loss.

Loans are generally placed on non-accrual status when interest and/or principal payments become materially past due and there is reasonable doubt that principal or interest will be collected in full. Recognition of interest income of that loan will be ceased until all principal and interest is current through payment or until a restructuring occurs, such that the interest income is deemed to be collectible. However, the Fund remains contractually entitled to this interest. Accrued and unpaid interest is generally reversed when a loan is placed on non-accrual status. Interest payments received on non-accrual loans may be recognized as income or applied to principal depending upon the Fund’s judgment regarding collectability. Non-accrual loans are restored to accrual status when past due principal and interest are paid or there is no longer any reasonable doubt that such principal or interest will be collected in full and, in the Fund’s judgment, are likely to remain current. The Fund may make exceptions to this policy if the loan has sufficient collateral value or is in the process of collection. Accrued interest is written off when it becomes probable that the interest will not be collected, and the amount of uncollectible interest can be reasonably estimated. The Fund did not have any loans on non-accrual status as of September 30, 2025. For other investments, realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis.

For Primary and Secondary Investments denominated in foreign currencies, contributions are translated into the Fund’s currency at the exchange rate at the time of the contribution. As distributions occur, the cost in the Fund’s currency is reduced at the exchange rate at the time of the distribution.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investments and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments in the consolidated statement of operations.

Organization Costs

Organization costs have been expensed as incurred.

Offering Costs

Offering costs incurred by the Fund are treated as deferred charges until the commencement of operations, which is deemed to occur upon the Conversion. Upon the Conversion, such deferred offering costs are amortized on a straight-line basis over a twelve-month period and recognized as an expense in the Fund’s consolidated statement of operations. Examples of these costs are registration fees, legal fees, and fees in connection with the preparation of registration statement and related filings. These costs will be subject to recoupment in accordance with the Fund’s Expense Limitation Agreement, as discussed in Note 4. As of September 30, 2025, there are $1,171,334 of deferred offering costs in the accompanying consolidated statement of assets and liabilities.

23

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

Income Taxes

The Fund has elected to be treated, and intends to continue to comply with the requirements to qualify annually, as a regulated investment company (“RIC”) by complying with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. See Note 8 for additional information.

In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the consolidated financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s consolidated financial statements as of September 30, 2025.

The Fund’s tax year is the period ending September 30 and the Fund’s income and federal excise tax returns and all financial records supporting returns will be subject to examination by the federal and relevant state and local revenue authorities.

The Blocker is treated as a corporation for U.S. federal income tax purposes. U.S. corporations are subject to U.S. federal income tax on their worldwide income and state tax rates will vary by state, if any. The Blocker will file federal, state and local tax returns as required.

With respect to the Blocker, income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the consolidated statement of operations in the period that includes the enactment date.

Management has reviewed the Fund’s tax positions for the open tax year and has concluded that as of September 30, 2025, the Fund has a deferred tax liability of $478,979 which is included in the consolidated financial statements. The Fund has tax expense of $249,538, for the period April 1, 2025, to September 30, 2025, which is disclosed on the consolidated statement of operations. The Fund’s four most recent tax years remain subject to examination by taxing authorities in the applicable jurisdictions.

Segment Reporting

In accordance with FASB Accounting Standards Update 2023-07, “Segment Reporting (Topic 280) – Improvement to Reportable Segment Disclosures” (“ASU 2023-07”), the Fund has determined that it has a single operating and reporting segment. As a result, the Fund’s segment accounting policies are the same as described herein and the Fund does not have any intra-segment sales or transfers of assets.

3. FAIR VALUE MEASUREMENTS

The Fund records its investments at fair value in accordance with U.S. GAAP. Fair value is the price that would be received upon the sale of an investment in an orderly transaction between market participants at the measurement date.

The investments fall into one of the following three categories within the fair value hierarchy of inputs:

•	Level 1 - inputs reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.

24

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

Level 1 investments held by the Fund typically consist of public stock positions distributed from Primary and Secondary Investments or held as a result of an initial public offering of a Direct Investment as well as cash equivalents held as money market funds. Management does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

•

Level 2 - inputs include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability other than quoted prices, either directly or indirectly, including inputs in markets that are not considered to be active.

Level 2 investments held by the Fund may consist of public stock positions where the valuation is adjusted to reflect illiquidity and/or non-transferability.

•	Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Level 3 investments held by the Fund typically consist of other investments that are not measured at net asset value (“NAV”). When observable prices are not available, management uses valuation techniques for which sufficient and reliable data is available. The valuation of nonmarketable privately-held investments require significant judgment by management due to the absence of quoted market values, inherent lack of liquidity, changes in market conditions and the long-term nature of such assets. Such investments are valued initially based upon the transaction price. Valuations are reviewed quarterly utilizing available market data and additional factors to determine if the carrying value of these investments should be adjusted. Market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued. Valuations are adjusted to account for company-specific issues, the lack of liquidity inherent in a non-public investment and the fact that comparable public companies are not identical to the companies being valued. In addition, a variety of additional factors are reviewed by management, including, but not limited to, estimates of liquidation value, prices of recent transactions in the same or similar issuer, current operating performance and future expectations of the particular investment, changes in market outlook and the financing environment. In determining valuation adjustments, emphasis is placed on market participants’ assumptions and market-based information over entity specific information.

The Fund measures the fair value of its investments in Portfolio Funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, a fair value determination is made under procedures established by and under the general supervision of the Adviser. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be that market data, which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to management’s perceived risk of that investment.

25

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

The following table is a summary of information about the levels within the fair valuation hierarchy at which the Fund’s investments are measured as of September 30, 2025:

Fair Value Measurements as of September 30, 2025

Investment	Level 1	Level 2	Level 3	Total
Primary Investments	$-	$-	$-	$-
Secondary Investments	-	-	59,487,572	59,487,572
Private Credit Investments	-	-	14,100,121	14,100,121
Co-Investments	-	-	11,765,871	11,765,871
Growth Equity Investments	-	-	84,252,064	84,252,064
Cash equivalent	25,994,631	-	-	25,994,631

Total	$25,994,631	$-	$169,605,628	$195,600,259

The Fund held Primary Investments, Secondary Investments and Co-Investments with a fair value of $11,234,743, $156,039,593 and $132,551,377 respectively, which are excluded from the fair value hierarchy as of September 30, 2025, in accordance with ASC 820-10 as investments in underlying funds valued at net asset value, as a “practical expedient” are not required to be included in the fair value hierarchy.

The classification of an investment as Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. However, Level 3 financial investments typically include, in addition to unobservable or Level 3 inputs, observable inputs (that is, inputs that are actively quoted and can be validated to market sources).

The following table shows a reconciliation of Level 3 investments during the period:

	Secondary Investments	Private Credit	Co- Investment	Growth Equity	Total
Balance as of March 31, 2025	$-	$18,962,231	$21,370,253	$79,534,292	$119,866,776
Transfers into Level 3	46,928,264	-	-	-	46,928,264
Transfers out of Level 3	-	-	(12,913,044)	-	(12,913,044)
Purchases of Investments	14,430,269	-	2,998,808	1,317,608	18,746,685
Amortization of Discounts	-	68,440	-	-	68,440
Payment-in-kind	-	135,046	-	-	135,046
Sales/Paydowns/Distributions Received	(2,852,372)	(5,130,186)	(270,756)	-	(8,253,314)
Net Realized Gains (Losses)	(3,395,135)	-	-	-	(3,395,135)
Net Change in Unrealized Appreciation (Depreciation)	4,376,546	64,590	580,610	3,400,164	8,421,910

Balance as of September 30, 2025	$59,487,572	$14,100,121	$11,765,871	$84,252,064	$169,605,628

Net Change in Unrealized Appreciation (Depreciation) on investments held at September 30, 2025	$4,376,546	$31,041	$580,610	$3,400,164	$8,388,361

The Fund had investments that transferred out of Level 3 valued at $12,913,044. The transfer out of Level 3 was due to the investment being valued at net asset value as of September 30, 2025. Transfers into Level 3, if any, may represent distributions of privately-traded stock from the limited partnership investments and privately-held investments not measured at net asset value. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

26

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

The following table provides a summary of valuation techniques and quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of September 30, 2025

Investment Type	Fair Value at September 30, 2025	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average by Fair Value)
Secondary Investments	$59,487,572	Adjusted Reported NAV	Fair Value Adjustments	N/A
Private Credit
Common stock	$444,143	Market Approach	EBITDA Multiple	11.3x-11.7x (11.5x)
Term loans	$13,655,978	Income Approach	Market Interest Rate	9.62% - 14.22% (12.08%)
Co-Investment
Depository Receipts	$479,119	Market Approach	Gross Profit Multiple	0.94x (0.94x)
LLC Interest	$3,171,056	Market Approach	MOIC	2.73x (2.73x)
		Recent Financings	N/A	N/A
LP Interest	$8,115,696	Market Approach	MOIC	1.44x - 2.41x (1.89x)
		Recent Financings	N/A	N/A
Growth Equity
LLC Interest	$5,362,481	Market Comparables	Revenue Multiple	13.18x (13.18x)
Preferred Shares	$75,041,426	Market Comparables	Revenue Multiple	3.91x - 29x (11.89x)
		Market Approach	MOIC	0.77x (0.77x)
		Recent Financings	N/A	N/A
Warrants	$3,480,391	Market Comparables	Revenue Multiple	3.93x - 10.99x (4.05x)
Common Shares	$367,766	Market Comparables	Revenue Multiple	8.66x-21.63x (16.28x)

Four of the valuation techniques used in Level 3 of the fair value hierarchy utilize unobservable inputs developed by management in determining the fair value of the Fund’s investments. These are detailed below:

•	Income Approach - fair value is determined based on an analysis of the contractual yield earned on the investment with a comparable market rate.

•	Market Approach - investments are valued based on recent transactions, adjusted as necessary for any changes in unobservable inputs, market conditions and other similar transactions.

•	Market Comparables - market data includes observations of the trading multiples of public companies considered comparable to the private companies being valued.

•	Recent Financings - may include fair value indications based on a round of financing in which the Fund may or may not have participated.

The significant unobservable inputs used in the fair value measurement of the privately held securities are revenue multiple, EBITDA multiple, net income multiple, discount for lack of marketability, expected percentage of escrow, price per share in a recent round of financing, potential bids, assessment of credit quality, and comparable market rates. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

27

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

While management believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methodologies or assumptions to estimate the fair value of investments in nonmarketable privately-held investment funds could result in a different estimate of fair value at the reporting date. Those fair value estimates, including those carried at net asset value, may differ significantly from the values that would have been determined had a readily available market for such investments existed, or had such investments been liquidated or sold to non-affiliated investors, and these differences could be material to the consolidated financial statements.

4. INVESTMENT ADVISORY SERVICES AND OTHER AGREEMENTS

The Fund entered into an investment advisory agreement (the “Investment Advisory Agreement”) with the Adviser.

Management Fees

In consideration of the advisory services provided by the Adviser, the Fund pays the Adviser a monthly management fee equal to 1.00% on an annualized basis of the Fund’s net asset value (including assets held in a Subsidiary) as of the last business day of each month (the “Management Fee”). For purposes of determining the Management Fee: (i) the Fund’s net assets means its total assets less liabilities determined on a consolidated basis in accordance with U.S. GAAP; and (ii) the value of the Fund’s net assets will be calculated prior to the inclusion of the Management Fee and Incentive Fee (as defined below), if any, payable to the Adviser or to any purchases or repurchases of Shares (as defined below) or any distributions by the Fund. The Management Fee is payable in arrears within 5 business days after the completion of the NAV computation for the month. For the period ended September 30, 2025, the Fund incurred Management Fees of $2,144,128.

Incentive Fees

At the end of each calendar quarter, the Adviser is entitled to receive an Incentive Fee equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the Loss Recovery Account (as defined below) at the start of the relevant period (the “Incentive Fee”). For the purposes of the Incentive Fee and Loss Recovery Account, the term “net profits” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the end of such quarter, (B) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (C) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the Distribution Reinvestment Plan (the “DRIP”) exceeds (ii) the sum of (X) the NAV of the Fund as of the beginning of such quarter and (Y) the aggregate issue price of Shares of the Fund issued during such quarter. For the period ended September 30, 2025, the Fund incurred Incentive Fees of $3,125,211.

Loss Recovery Account

The Fund maintains a memorandum account (the “Loss Recovery Account”), which will have an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, before giving effect to any repurchases or distributions for such quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. For purposes of the Loss Recovery Account, the term “net losses” shall mean the amount by which (i) the sum of (A) the NAV of the Fund as of the beginning of such quarter and (B) the aggregate issue price of Shares of the Fund issued during such quarter (excluding any Shares of such class issued in connection with the reinvestment of dividends paid, or other distributions made, by the Fund through the DRIP) exceeds (ii) the sum of (X) the NAV of the Fund as of the end of such quarter, (Y) the aggregate repurchase price of all Shares repurchased by the Fund during such quarter and (Z) the amount of dividends and other distributions paid in respect of the Fund during such quarter and not reinvested in additional Shares through the DRIP.

28

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

Services Provided by the Adviser and its Affiliates

The services of all investment professionals and staff of the Adviser and its affiliates, when and to the extent engaged in providing investment advisory and management services, and the compensation and routine overhead expenses of such personnel allocable to such services, are provided and paid for by the Adviser and its affiliates. The Fund bears all other costs and expenses of its operations and transactions as set forth in the Investment Advisory Agreement.

Administration Agreement

In addition to the fees and expenses to be paid by the Fund under the Investment Advisory Agreement, the Adviser provides certain administrative and other services necessary for the Fund to operate pursuant to an administration agreement between the Fund and Adviser (the “Administration Agreement”). Payments under the Administration Agreement equal an amount based upon the Fund’s allocable portion of the Administrator’s overhead and other expenses (including travel expenses) incurred by the Administrator in performing its obligations under the Administration Agreement, including the Fund’s allocable portion of the compensation, rent and other expenses of certain officers of the Fund and their respective staff. In addition, pursuant to the Administration Agreement, the Administrator has delegated certain obligations under the Administration Agreement to State Street Bank and Trust Company (“State Street”) (the “Sub-Administrator”) to assist in the provision of administrative services. The Sub-Administrator will receive compensation for sub-administrative services under a sub-administrative agreement the (“Sub-Administrative Agreement”). For period ended September 30, 2025, the Fund incurred fund administration and fund accounting fees of $938,396, of which $671,211 are related to fees incurred by the Adviser.

Expense Limitation Agreement

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, pursuant to which the (i) Adviser has agreed to waive fees that it would otherwise be paid and/or (ii) Adviser, or an affiliate thereof, has agreed to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding the Excluded Expenses (as defined below), do not exceed 0.85% per annum of the average monthly net assets of each class of Shares. With respect to each class of Shares, the Fund agrees to repay to the (i) Adviser any fees waived under the Expense Limitation Agreement and/or (ii) Adviser, or an affiliate thereof, any expenses reimbursed in excess of the Expense Limitation Agreement for such class of Shares, provided the repayments do not cause annual operating expenses, excluding Excluded Expenses, for that class of Shares to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Adviser or its affiliate, whichever is lower. Any such repayments must be made within three years after the year in which the Adviser or its affiliate incurred the expense. The Expense Limitation Agreement will have an initial term ending July 1, 2026, and the Adviser may determine to extend the term for a period of one year on an annual basis, subject to approval by the Board, including a majority of the independent directors.

The following expenses are not subject to the Expense Limitation: (i) the Management Fee; (ii) the Incentive Fee; (iii) any Distribution and Servicing Fee; (iv) all expenses of wholly-owned subsidiaries of the Fund through which the Fund invests; (v) all expenses of special purpose vehicles (“SPVs”) in which the Fund or its subsidiaries invests (including any management fees, performance-based incentive fees and administrative service fees); (vi) all fees and expenses of Fund Investments (as such term is defined in the Fund’s prospectus) (including all acquired fund fees and expenses); (vii) fees payable to third parties in connection with the sourcing or identification of portfolio investments; (viii) brokerage costs; (ix) transactional costs associated with consummated and unconsummated transactions, including legal costs and brokerage commissions, associated with the acquisition, disposition and maintenance of the Fund’s investments; (x) dividend and interest payments and expenses (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (xi) fees and expenses incurred in connection with

29

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

credit facilities obtained by the Fund; (xii) taxes; (xiii) litigation; and (xiv) extraordinary expenses, as determined in the sole discretion of the Adviser (collectively, the “Excluded Expenses”).

As of September 30, 2025, the Adviser reimbursed expenses in the amount of $4,179,155 which is reflected in fees waived by Adviser on the consolidated statement of operations, which are subject for recoupment. The Adviser has recouped $0 of previously waived fees. At September 30, 2025, $4,179,155 is available for recoupment with an expiration period of three to four years.

Transfer Agent Agreement

State Street serves as the Fund’s transfer agent (“Transfer Agent”). Under the Transfer Agency and Service Agreement with the Fund, the Transfer Agent is responsible for maintaining all shareholder records of the Fund.

Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s principal underwriter and acts as the distributor of the Shares on a best-efforts basis, subject to various conditions. The Shares are offered for sale through the Distributor at net asset value plus any applicable sales load. The Distributor distributes the Shares of the Fund, in compliance with Rule 12b-1 under the 1940 Act. Under the distribution and servicing plan adopted by the Fund for its Class S, Class D and Class M Shares (the “Distribution and Servicing Plan”), the Fund is permitted to pay to the Distributor a distribution and shareholder servicing fee (the “Distribution and Servicing Fee”) to compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of shareholders who own such Shares. Under the Distribution and Servicing Plan, Class S, Class D and Class M will pay a Distribution and Servicing Fee to the Distributor at an annual rate of 0.70%, 0.25% and 0.50%, respectively, based on the aggregate net assets of the Fund attributable to such class. Class I Shares are not subject to a Distribution and Servicing fee. For the period ended September 30, 2025, the Fund incurred $21 of Distribution and Servicing Fees, which are disclosed on the consolidated statement of operations.

Custodian Agreement

State Street serves as the custodian of the assets of the Fund and may maintain custody of such assets with U.S. and non-U.S. sub-custodians.

Affiliated Transactions

From time to time, the Fund participates in privately-negotiated co-investment transactions alongside other investment vehicles or accounts sponsored or advised by the Adviser or its affiliates (“Affiliated Funds”). Such co-investments are conducted in accordance with an exemptive order from the SEC that was granted to the Fund, the Adviser and other related entities.

5. REVOLVING CREDIT FACILITY

As of May 6, 2025, the Fund, together with the Blocker and Lev Facility (collectively with the Fund, the “Borrowers”), secured a committed, secured line of credit (the “Facility”) with JPMorgan Chase Bank, N.A. The Borrowers’ draws under the Facility, if any, will be secured by certain of the Borrowers’ assets, including the Fund’s interests in the Blocker and Lev Facility and the Borrowers’ interests in Portfolio Funds (including the right to receive distributions and other proceeds therefrom). The Facility has the following terms: (a) Upfront Fees of $187,500 in effect on the Closing Date, (b) a Commitment Fee in an amount equal to thirty-five (35) basis points (0.35%) of the aggregate undrawn Commitment then in effect, (c) a commitment amount of $75,000,000, (d) interest rate of applicable Adjusted term SOFR rate plus 2.45% per annum, and (e) termination date of May 5, 2026, unless earlier terminated or extended or renewed. For the

30

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

six months ended September 30, 2025, the Fund’s unused line of credit fees incurred interest expenses and fees of $40,833. The average interest rate, average daily loan balance, maximum outstanding and amount recorded as interest expense for the six month period the Fund had outstanding borrowings were 6.75%, $6,206,011, $29,500,000, and $206,677, respectively. As of September 30, 2025, the Facility had an outstanding balance of $0.

The Facility contains various affirmative and negative covenants and provisions regarding events of default that are applicable to the Fund, which are normal and customary for similar credit facilities. As of September 30, 2025, the Fund was in compliance with all financial covenants of the Facility.

6. CAPITAL SHARE TRANSACTIONS

The Fund offers four separate classes of shares of limited liability company interests (“Shares”), designated as Class S, Class D, Class I and Class M Shares. The Fund relies on an exemptive order from the SEC that permits the Fund to offer more than one class of Shares.

Shares of each class have identical voting, dividend, liquidation and other rights and will be subject to the same terms and conditions, except each class of Shares is subject to certain different fees and expenses. On April 1, 2025, 39,370,829 Class I Shares were issued in connection with the Conversion at an initial NAV per Share of $10.00. Thereafter, the purchase price per Share was based on the NAV per Share as of the date such Shares were purchased. Fractions of Shares are issued to one one-thousandth of a Share. As of September 30, 2025, outstanding shares of Class I and Class D were 45,027,022 and 4,855, respectively.

The Fund accepts initial and additional purchases of Shares on the first business day of each calendar month at the Fund’s then-current NAV per Share as of the last business day of the prior month plus any applicable sales load or selling commissions charged by financial intermediaries. The minimum initial investment in the Fund by any investor is $25,000 with respect to Class S, Class D and Class M Shares, and $1,000,000 with respect to Class I Shares. The minimum additional investment in the Fund by any investor is $10,000, except for additional purchases pursuant to the DRIP. Investors subscribing through a broker/dealer or registered investment adviser may have shares aggregated to meet these minimums, so long as denominations are not less than $10,000 and incremental contributions are not less than $10,000.

No shareholders have the right to request the Fund to repurchase his, her or its Shares. To provide a limited degree of liquidity to shareholders, at the sole discretion of the Board, the Fund may from time to time offer to repurchase Shares pursuant to written tenders by shareholders. The Adviser expects that it will recommend to the Board (subject to its discretion) that the Fund offer to repurchase Shares from Shareholders on a quarterly basis in an amount up to 5% of the Shares outstanding.

A 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Shares from a shareholder at any time prior to the day immediately preceding the one-year anniversary of the shareholder’s purchase of the Shares. The Fund will not charge an early repurchase fee for the first 12 months after the Fund commenced operations as a registered investment company. The Fund expects to conduct repurchase offers quarterly pursuant to written tenders to shareholders. The Adviser intends to recommend to the Board that, under normal market circumstances, the Fund conduct repurchase offers of no more than 5% of the Shares outstanding on a quarterly basis. A shareholder who tenders some but not all of its Shares for repurchase will be required to maintain a minimum account balance of $10,000. Such minimum ownership requirement may be waived by the Fund, in its sole discretion. If such requirement is not waived by the Fund, the Fund may redeem all of the shareholder’s Shares. To the extent a shareholder seeks to tender all of the Shares they own and the Fund repurchases less than the full amount of Shares that the shareholder requests to have repurchased, the shareholder may maintain a balance of Shares of less than $10,000 following such Share repurchase. During the six months ended September 30, 2025, 365,811 shares were tendered.

For the three months ended March 31, 2025, the Predecessor Fund had committed capital, equity contributions paid and unfunded capital commitments of $304,561,470, $304,561,470 and $0, respectively.

31

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

For the year ended December 31, 2024, the Predecessor Fund had committed capital, equity contributions paid and unfunded capital commitments of $282,563,812, $268,360,462 and $14,203,249, respectively.

7. INVESTMENT TRANSACTIONS

For the period ended September 30, 2025, total purchases and total sales or paydowns from investments amounted to $86,422,254 and $22,329,242, respectively.

8. FEDERAL AND OTHER TAX INFORMATION

The Fund intends to qualify annually as a RIC under Subchapter M of the Code. To qualify for and maintain RIC tax treatment, the Fund must, among other things, distribute at least 90% of its net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any. The Fund intends to distribute all or substantially all of its taxable income to shareholders which will generally relieve the Fund from U.S. federal income tax. The Fund has adopted a tax-year end of September 30, and the Fund’s initial tax year is September 30, 2025. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of September 30, 2025, there are no tax years subject to examination by the major tax jurisdictions.

Consolidation of Subsidiary: The consolidated financial statements of the Fund include the Lev Facility and the Blocker, all wholly-owned subsidiaries of the Fund. The subsidiaries have the same investment objective as the Fund. The Blocker has elected to be treated as a corporation for federal income tax purposes and may be obligated to pay federal and state income tax. As of September 30, 2025, the total value of investment held by the Blocker is $38,729,541, or approximately 8.05% of the Fund’s net assets.

The Blocker accounts for an estimate of future income taxes through the establishment of a deferred tax asset or liability associated with the capital appreciation or depreciation of its investments, using the current federal income tax rate applicable to corporations and an assumed rate attributable to state taxes. To the extent the Blocker has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. Upon the sale of an investment, the Blocker may be liable for previously deferred taxes.

For the period ended September 30, 2025, there is a change in the deferred portion of the income tax benefit/(expense) included in the consolidated statement of operations of $232,849. As of September 30, 2025, the Blocker has a deferred tax liability of $478,979 due to estimated future tax expense pertaining to unrealized gains and no deferred tax asset.

Management evaluates the tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained upon examination by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold that would result in a tax benefit or expense to the Fund would be recorded as a tax benefit or expense in the current year. The Fund has not recognized any tax liability for unrecognized tax benefits or expenses as of September 30, 2025. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations. During the year tax year ended September 30, 2025, the Fund did not incur any interest or penalties.

Capital losses in excess of capital gains earned in a tax year may generally be carried forward and used to offset capital gains, subject to certain limitations. As of September 30, 2025, the Fund estimates it has no capital loss carryforwards.

9. RISK CONSIDERATIONS

The following risk factors describe potential material risks that should be carefully evaluated before making an investment in the Fund. Additional risks and uncertainties not currently known to the Fund or that the Fund currently

32

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

deems to be immaterial also may materially adversely affect the Fund’s business, financial condition and/or operating results. Please refer to the Fund’s prospectus for a complete discussion of risks.

General Investment Risk - There can be no assurance that the Fund will achieve its investment objective or that investors will receive a return of capital. The Fund’s investments are speculative, involve significant uncertainty, and may be subject to sudden and substantial losses in value.

Liquidity Risk - The Fund is intended for long-term investors and should be considered illiquid. Investors will have limited liquidity, available only through the Fund’s periodic repurchase offers. An investment in the Fund is not suitable for investors who require regular access to their invested capital or short-term liquidity.

Management Risk - The Fund is actively managed and depends on the Adviser’s ability to select and monitor investments. There is no guarantee that investment decisions will achieve desired results. The Adviser may focus on certain strategies, sectors, or geographies that underperform others, adversely affecting the Fund’s returns.

Valuation Risk - A substantial portion of the Fund’s investments do not have readily available market quotations and are valued using fair value procedures or manager-reported values, often on a lagged basis. Such valuations are inherently uncertain, may differ materially from actual realizable values, and may be subject to revision. Errors or delays in underlying valuations can affect the Fund’s NAV, subscription and repurchase pricing, fees, and shareholder outcomes.

Leverage Risk - The Fund may employ leverage through borrowings or other transactions as permitted under the 1940 Act. Leverage magnifies both gains and losses and increases NAV volatility. The Fund and its subsidiaries are party to a credit agreement permitting borrowings secured by Fund assets and subject to covenants. Breaches of such covenants or declines in asset coverage could restrict distributions or force asset sales at unfavorable times.

Private Equity and Private Credit Risks - The Fund invests in illiquid, privately negotiated equity and credit instruments. Such investments are speculative and subject to funding, default, and recovery risks, as well as risks associated with economic downturns, regulatory changes, and limited exit opportunities. The Fund may also be subject to penalties or forfeitures if it fails to meet capital calls when due.

Portfolio Company Risk: Fee Layering - Investments in underlying funds are subject to the risks of those funds, including valuation uncertainty, liquidity constraints, and incentive-based compensation that may encourage greater risk-taking. The Fund’s shareholders bear not only the Fund’s fees and expenses but also those of the underlying funds.

Non-U.S. Investments Risk - Investments in foreign securities may be more volatile and less liquid than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes, investor protections, accounting, corporate governance, financial reporting and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions and the U.S. (including the imposition of sanctions, tariffs or other governmental restrictions), may affect the value of the Fund’s investments in foreign securities. Changes in currency exchange rates may also adversely affect the Fund’s foreign investments.

Market Risk - Local, regional or global events such as natural disasters, public health issues such as the spread of infectious illness, war, terrorism or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Adviser to invest the Fund’s assets as intended.

Regulatory and Tax Risk - The Fund intends to qualify each year as a RIC under the Code and to distribute at least 90% of its annual net taxable income. Failure to meet diversification or distribution requirements may result in loss of RIC status, subjecting the Fund to corporate-level taxation and adversely affecting returns.

Operational and Counterparty Risk - The Fund depends on service providers and counterparties for custody, financing, and execution. Failures or defaults by these parties, or breaches of contractual terms, could cause losses or disruptions to the Fund’s operations.

33

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

10. COMMITMENTS AND CONTINGENCIES

As of September 30, 2025, the Fund has unfunded commitments of $335,480,433. The unfunded portion of the commitment is a contractual obligation to be met in accordance with the terms of the specific partnership agreements. Because of the inherent uncertainty in predicting the timing of these commitments, management is unable to estimate the fair value of these commitments.

11. DISTRIBUTION REINVESTMENT PLAN

The Fund operates under a DRIP administered by State Street. Pursuant to the DRIP, the Fund’s distributions, net of any applicable U.S. withholding tax, are reinvested in the same class of Shares of the Fund. Shareholders automatically participate in the DRIP, unless and until an election is made to withdraw from the plan on behalf of such participating shareholder. A shareholder who does not wish to have distributions automatically reinvested may (i) opt out of the DRIP in the subscription agreement or (ii) terminate participation in the DRIP at any time by written instructions to that effect to State Street. Shareholders who elect not to participate in the DRIP will receive all distributions in cash paid to the shareholder of record (or, if the Shares are held in street or other nominee name, then to such nominee). Such written instructions must be received by State Street no later than 10 days prior to the record date of the distribution or the shareholder will receive such distribution in Shares through the DRIP. Under the DRIP, the Fund’s distributions to shareholders are automatically reinvested in full and fractional Shares as described below.

When the Fund declares a distribution, State Street, on the shareholder’s behalf, will receive additional authorized Shares from the Fund either newly issued or repurchased from shareholders by the Fund and held as treasury stock.

The number of Shares to be received when distributions are reinvested will be determined by dividing the amount of the distribution by the Fund’s net asset value per Share for the relevant class of Shares.

State Street will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. State Street will hold Shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder’s proxy, if any, will include those Shares purchased pursuant to the DRIP.

In the case of shareholders, such as banks, brokers or nominees, that hold Shares for others who are beneficial owners participating under the DRIP, State Street will administer the DRIP on the basis of the number of Shares certified from time to time by the record Shareholder as representing the total amount of Shares registered in the shareholder’s name and held for the account of beneficial owners participating under the DRIP.

Neither State Street nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the DRIP, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant’s account prior to receipt of written notice of his or her death or with respect to prices at which Shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such distributions. The Fund may elect to make non-cash distributions to shareholders. Such distributions are not subject to the DRIP, and all shareholders, regardless of whether or not they are participants in the DRIP, will receive such distributions in additional Shares of the Fund.

The Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants with regard to purchases under the DRIP; however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.

34

Adams Street Private Equity Navigator Fund LLC

Notes to Consolidated Financial Statements

September 30, 2025 (Unaudited) (Continued)

12. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The Fund operates through a single operating and reporting segment with an investment objective to generate long-term capital appreciation through private equity and other private assets. The chief operating decision maker (“CODM”) is comprised of the Fund’s chief executive officer, chief financial officer and portfolio managers, and the CODM assesses the performance and makes operating decisions for the Fund on a consolidated basis primarily based on the Fund’s total return, as disclosed within these consolidated financial statements in the consolidated financial highlights. As the Fund’s operations are comprised of a single reporting segment, the segment assets are reflected on the accompanying consolidated statement of assets and liabilities as “total assets” and the significant segment expenses are listed on the accompanying consolidated statement of operations.

13. SUBSEQUENT EVENTS

On October 1, 2025, there were subscriptions to the Fund in the amount of $6,869,485 for Class I Shares. On November 3, 2025, there were subscriptions to the Fund in the amount of $22,440,430 for Class I Shares. Through the date the consolidated financial statements were issued, there have not been any additional subscriptions to the Fund.

Management has evaluated subsequent events through the date the consolidated financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s consolidated financial statements.

35

Adams Street Private Equity Navigator Fund LLC

Privacy Notice

September 30, 2025 (Unaudited)

ADAMS STREET ADVISORS PRIVACY NOTICE

Adams Street Advisors’ Commitment to Privacy

Adams Street Advisors LLC (together with its affiliates, “Adams Street Advisors”) recognizes and respects your privacy. This Privacy Notice describes the types of non-public personal information Adams Street Advisors obtains, how Adams Street Advisors uses that information and to whom Adams Street Advisors discloses it. Non-public personal information means personally identifiable financial information that is not publicly available and any list, description or other grouping of consumers (and publicly available information pertaining to such consumers) that is derived using any personally identifiable financial information that is not publicly available. If you are an individual investor, this Privacy Notice will be relevant to you directly. If you are providing information to Adams Street Advisors on behalf of other individuals, such as your employees or clients, this Privacy Notice will be relevant to those individuals, and you should transmit this document to such individuals or otherwise advise them of its content.

Information Adams Street Advisors Collects About You

Adams Street Advisors collects the following categories of non-public personal information about you:

•	Information that you provide, which may include your name and address, social security number or tax identification number, date of birth and/or other information;

•	Information about transactions and balances in accounts with Adams Street Advisors;

•	Information about transactions and balances in accounts with non-affiliated third parties; and

•

Information from consumer reporting agencies, service providers or other sources that may be engaged or consulted in connection with conducting due diligence, know-your-customer, anti-money laundering and other checks required to be performed in relation to admitting new investors.

How Adams Street Advisors Discloses Your Personal Information

Adams Street Advisors uses and shares your non-public personal information with Adams Street Advisors’ affiliates (including any of its advised investment funds) and their employees that have a legitimate business need for the information, primarily to complete financial transactions that you request or to make you aware of other financial products and services. Adams Street Advisors does not sell your non-public personal information to third parties. Below are the details of circumstances in which Adams Street Advisors may disclose non-public personal information to third parties:

•

To service providers (including financial, technical, marketing and professional service providers and consultants) and financial institutions that provide services to Adams Street Advisors, who are required protect the confidentiality of your personal information and to use the information only for the purposes for which it is disclosed to them).

•

To regulatory, self-regulatory, administrative or law enforcement agencies or other oversight bodies in certain circumstances where we are required to share personal information and other information with respect to your interest in an investment with the relevant regulatory authorities. They, in turn, may exchange this information with other authorities, including tax authorities.

•	As authorized, for example, by subscription agreements or organizational documents of an investment and as authorized by you or your designated representatives or other authorized persons.

•

In connection with a corporate transaction – for example, to third parties as part of a corporate business transaction, such as a merger, acquisition, joint venture or financing or sale of company assets.

36

Adams Street Private Equity Navigator Fund LLC

Privacy Notice

September 30, 2025 (Unaudited) (Continued)

How Adams Street Advisors Safeguards and Retains Your Personal Information

Adams Street Advisors restricts access to non-public personal information about you to its employees and to third parties, as described above. Adams Street Advisors maintains physical, electronic, and procedural safeguards reasonably designed to protect the confidentiality of your non-public personal information. Despite these security measures that Adams Street Advisors has put in place to protect your personal information, no such measures can guarantee security or protect against unauthorized activity. Adams Street Advisors may retain your personal information for such a period as permitted or required by any applicable laws or regulations and for such a period as may be permitted in accordance with the lawful purposes or legitimate interests outlined above.

Keeping You Informed

Adams Street Advisors reserves the right to modify this policy at any time and will keep you informed of further changes as required by law.

37

Adams Street Private Equity Navigator Fund LLC

Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited)

Approval of the Investment Advisory Agreement

At its in-person meeting held on March 27, 2025 (the “Meeting”), the Board of Directors (the “Board” and the members thereof, each, a “Director” and collectively, the “Directors”) of Adams Street Private Equity Navigator Fund LLC (the “Fund”), a majority of whom are not “interested persons,” as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Fund (“Independent Directors”), unanimously voted to approve for an initial two-year period a proposed investment advisory agreement (the “Advisory Agreement”) between the Fund and Adams Street Advisors, LLC (the “Adviser”).

The Board has the responsibility under the 1940 Act to approve the Fund’s proposed Advisory Agreement for its initial two-year term and for any renewal thereafter at meetings of the Board called for the purpose of voting on such approvals or renewals. While particular emphasis might be placed on information concerning investment performance, comparability of fees, total expenses and profitability at any future meeting at which a renewal of the Advisory Agreement is considered, the process of evaluating the Adviser and the Fund’s investment advisory and administrative arrangements is an ongoing one. In this regard, the Board’s consideration of the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement will include deliberations at future meetings.

In considering whether to approve the Advisory Agreement, the Board reviewed certain information provided to the Board by the Adviser in advance of the Meeting, and supplemented orally at the Meeting, including, among other things: (1) information concerning the services proposed to be rendered to the Fund by the Adviser, and the proposed fees to be paid by the Fund to the Adviser; (2) comparative information, comparing the Fund’s proposed advisory fees, consisting of a management fee and an incentive fee, and expenses to those of comparable funds; (3) the Adviser’s Form ADV; (4) a memorandum outlining the legal duties of the Board under the 1940 Act; and (5) other reports of and presentations by Fund officers and representatives of the Adviser and its affiliates. The Independent Directors determined that the information provided was sufficiently responsive to the Independent Directors’ request to permit the Board to consider the approval of the Advisory Agreement.

In determining whether to approve the Advisory Agreement, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate in the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the Advisory Agreement was based on a comprehensive consideration of all information provided to the Board with respect to the approval of the Advisory Agreement. In connection with their consideration of the Advisory Agreement, the Independent Directors met with their independent legal counsel in executive session. Counsel to the Fund also reviewed with the Independent Directors a memorandum outlining the legal duties of the Board under the 1940 Act and applicable state law and discussed the factors outlined by the federal courts as relevant to a board’s consideration of the approval of an investment advisory agreement. A more detailed summary of the important, but not necessarily all, factors the Board considered with respect to its approval of the Advisory Agreement is provided below.

(a) The nature, extent and quality of services to be provided by the Adviser – With respect to the nature, extent and quality of services to be provided by the Adviser, the Board reviewed the information regarding the types of services to be provided under the Advisory Agreement and information describing the Adviser’s organization and business, including the quality of the investment research capabilities of the Adviser and the other resources that would be dedicated to performing services for the Fund. The Board also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser that would be involved with the Fund. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, were also considered. The Board also considered the Adviser’s overall financial strength and ability to carry out its obligations under the Advisory Agreement. In addition, the Board considered the assumption of business, entrepreneurial, overall managerial and other risks by the Adviser in connection with launching and managing

38

Adams Street Private Equity Navigator Fund LLC

Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited) (Continued)

the Fund. The Board noted that the Fund is a closed-end tender offer fund and, in this connection, the Board considered the resources devoted by the Adviser and its affiliates in developing and maintaining an infrastructure necessary to support the on-going operations of the Fund. Based on its review, the Board concluded that, overall, the nature, extent and quality of services expected to be provided to the Fund under the Advisory Agreement were satisfactory.

(b) Investment performance of the Fund and the Adviser – With respect to investment performance, the Board noted that the Fund is the successor to Adams Street Global Private Markets Fund LP (the “Predecessor Fund”), a fund that was formed as a Cayman Islands exempted limited partnership in November 2020. The Board considered that the Fund’s investment objective and strategies will be, in all material respects, substantially identical to those of the Predecessor Fund, and the Fund’s investment program will be managed in substantially the same manner, and by the same investment professionals, as the Predecessor Fund. The Board reviewed and considered the past performance of the Predecessor Fund as well as the past performance of affiliates of the Adviser in managing other funds that invest in similar types of investments as expected to be purchased and held by the Fund. The Board noted that the performance of the Predecessor Fund and such other funds had been satisfactory.

(c) Cost of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund – The Board noted that, because the Fund had not yet commenced operations as a 1940 Act-registered fund, the Board was unable to consider historical information about the profitability of the Fund to the Adviser. However, the Board noted that the Adviser had provided estimated profitability information regarding anticipated Fund operations, and agreed to provide profitability information in connection with future proposed continuances of the Advisory Agreement.

(d) Economies of scale and whether fee levels reflect these economies of scale – The Board recognized that, because the Fund had not yet begun operations as a 1940 Act-registered fund, economies of scale were difficult to measure and identify at this stage. The Board noted that the Fund’s shares will be continuously offered and so the Fund would have the potential for growth. The Board noted that it would consider the realization of economies of scale as the Fund’s asset base grows and in subsequent Board meetings.

(e) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients – In evaluating the proposed management fees and expenses, the Board considered the Fund’s proposed management fee and incentive fee and the Fund’s expected expense ratios in absolute terms and as compared with the fees and expenses of comparable unaffiliated funds. Based upon the comparative fee and expense information provided, the Board noted that the Fund’s proposed management and incentive fees were generally in line with those of comparable funds identified. The Board also considered that the Advisory Agreement provides the Fund would be responsible for any and all other expenses incurred by the Fund or the Adviser (and/or its affiliates) in connection with administering the Fund’s business, including the Fund’s allocable portion of the costs of the compensation, benefits and related administrative expenses of the Fund’s officers who provide operational, administrative, legal, compliance, finance and accounting services to the Fund, including the Fund’s chief compliance officer and chief financial officer, their respective staffs and other professionals who provide services to the Fund and assist with the preparation, coordination, and administration of those services or provide other “back-office” or “middle-office” financial or operational services to the Fund. The Board noted that the Adviser had agreed to waive fees that it would otherwise be paid and/or the Adviser, or an affiliate thereof, had agreed to assume expenses of the Fund if required to ensure the annual operating expenses of the Fund, excluding certain excluded expenses, do not exceed 0.85% per annum of the average monthly net assets of each class of shares of the Fund. The Board considered that such expense limitation agreement will have an initial term ending one year from the effective date of the Fund’s prospectus and may be extended for a period of one year on an annual basis in the determination of the Adviser, subject to the approval by the Board, including a majority of the Independent Directors.

39

Adams Street Private Equity Navigator Fund LLC

Approval of Investment Advisory Agreement

September 30, 2025 (Unaudited)

(f) Benefits derived or to be derived by the Adviser from its relationship with the Fund – The Board also considered the extent to which benefits, other than the fees and reimbursement amounts pursuant to the Advisory Agreement, might accrue to the Adviser and its affiliates from their proposed relationships with the Fund, including reputational and other benefits from its association with the Fund.

Conclusion

Based on its deliberations and its evaluation of the factors described above and other information it believed relevant, the Board, including the Independent Directors, unanimously approved the Advisory Agreement.

40

Adams Street Private Equity Navigator Fund LLC

Additional Information

September 30, 2025 (Unaudited)

1. Availability of Quarterly Portfolio Holdings Schedules

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s filings on Part F of Form N-PORT are available without charge on the SEC’s website, www.sec.gov, or upon request, by calling the Fund at 844-705-0580.

2. Proxy Voting Policies and Procedures and Proxy Voting Record

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Fund at 844-705-0580 and on the SEC’s website at www.sec.gov.

The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. The information is available without charge, upon request by calling the Fund at 844-705-0580 and on the SEC’s website at www.sec.gov.

41

Adams Street Private Equity Navigator Fund LLC c/o Adams Street Advisors, LLC One North Wacker Drive, Suite 2700 Chicago, IL 60606 844-705-0580

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b)	Not applicable. The Fund is not a listed issuer as defined in Rule 10A-3 under the Exchange Act.

Item 6. Investments.

(a)	The Fund’s consolidated Schedule of Investments as of September 30, 2025 is included as part of the Report included in Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report filed under Item 1 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to this filing.

(b) Not applicable to this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s board of directors during the period covered by this Form.

Item 16. Controls and Procedures.

(a)

The Fund’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are reasonably designed to ensure that information required to be disclosed by the Registrant on this Form is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on this Form is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable to this filing.

(a)(2)	Not applicable.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC

By:	/s/ James Walker
James Walker
President and Chief Executive Officer

Date: December 1, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.

ADAMS STREET PRIVATE EQUITY NAVIGATOR FUND LLC

By:	/s/ James Walker
James Walker
President and Chief Executive Officer

By:	/s/ Shannon Carlin
Shannon Carlin
Vice President, Chief Financial Officer, and Treasurer

Date: December 1, 2025